Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	TENGION INC	TENGION INC
Entity Central Index Key	0001296391	0001296391
Current Fiscal Year End Date	--12-31	--12-31
Entity Well-known Seasoned Issuer	No	No
Entity Voluntary Filers	No	No
Entity Current Reporting Status	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Document Fiscal Year Focus	2012	2011
Document Fiscal Period Focus	Q2	FY
Document Type	S-1	S-1
Amendment Flag	false	false
Document Period End Date	Jun 30, 2012	Dec 31, 2011

Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents, including $1,661 and $1,194 of cash as of December 31, 2010 and 2011, respectively, collateralizing letters of credit (Note 16)	$ 9,244	$ 11,972
Short-term investments	6,066	0
Deferred equity offering costs	0	41
Prepaid expenses and other	408	492
Total current assets	15,718	12,505
Property and equipment, net of accumulated depreciation of $19,830 and $12,622 as of December 31, 2010 and 2011, respectively	1,021	11,492
Other assets	1,078	147
Total assets	17,817	24,144
Current liabilities:
Current portion of long-term debt	2,205	4,016
Current portion of lease liability	739	0
Accounts payable	829	1,194
Accrued compensation and benefits	2,354	1,291
Accrued expenses	437	1,552
Warrant liability	2,511	0
Other current liabilities	0	205
Total current liabilities	9,075	8,258
Long-term debt	2,782	4,585
Lease liability	943	0
Other liabilities	2	241
Total liabilities	12,802	13,084
Commitments and contingencies (Note 14)
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2010 and 2011, respectively	0	0
Common stock, $0.001 par value; 90,000 shares authorized; 1,239 and 2,381 shares issued and outstanding at December 31, 2010 and 2011, respectively	2	1
Additional paid-in capital	235,257	222,242
Deficit accumulated during the development stage	(230,244)	(211,183)
Total stockholders' equity	5,015	11,060
Total liabilities and stockholders' equity	$ 17,817	$ 24,144

Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Collateralizing letters of credit	$ 1,194	$ 1,194	$ 1,661
Accumulated depreciation, Property and equipment	$ 12,866	$ 12,622	$ 19,830
Stockholders equity:
Preferred stock, par value ( in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000	10,000	10,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	90,000	90,000	90,000
Common stock, shares issued (in shares)	2,450	2,381	1,239
Common stock, shares outstanding (in shares)	2,450	2,381	1,239

Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating expenses:
Research and development	$ 13,293	$ 12,855	$ 17,948
General and administrative	7,191	6,032	5,527
Depreciation	3,141	4,862	4,937
Impairment of property and equipment	7,371	0	0
Other expense	1,705	0	0
Total operating expenses	(32,701)	(23,749)	(28,412)
Interest income	53	62	211
Interest expense	(849)	(2,105)	(3,468)
Change in fair value of warrant liability	14,436	192	1,824
Net income (loss)	(19,061)	(25,600)	(29,845)
Accretion of redeemable convertible preferred stock to redemption value	0	(3,993)	(14,059)
Net loss attributable to common stockholders	$ (19,061)	$ (29,593)	$ (43,904)
Basic and diluted net loss attributable to common stockholders per share (in dollars per share)	$ (0.88)	$ (3.22)	$ (62.95)
Weighted-average common stock outstanding - basic and diluted (in shares)	21,629	9,197	697

Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation [Member]	Accumulated deficit during the development stage [Member]	Total
Balance at Jul. 09, 2003	$ 0	$ 0	$ 0	$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder	0	0	0	0		0
Issuance of common stock to initial stockholder (in shares)	0	138,000
Effect of reverse stock split (see Note 3)		0	0
Effect of reverse stock split (see Note 3) (in shares)	0	(124,000)
Net loss	0	0	0	0	(1,032)	(1,032)
Balance at Dec. 31, 2003	0	0	0	0	(1,032)	(1,032)
Balance (in shares) at Dec. 31, 2003	0	14,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		0	0	0	(2,438)	(2,438)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	30,126	0	0	0		0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	18,741,000	0
Conversion of notes payable, including interest	3,562	0	0	0		0
Conversion of notes payable, including interest (in shares)	2,203,000	0
Issuance of restricted common stock to employees and nonemployees	0	1	336	(336)		1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	24,000
Issuance of common stock to consultants	0	0	21	0		21
Issuance of common stock to consultants (in shares)	0	14,000
Issuance of common stock to convertible noteholders	0	0	67	0		67
Issuance of common stock to convertible noteholders (in shares)	0	9,000
Issuance of options to purchase common stock to consultants for services rendered	0	0	14	(14)		0
Amortization of deferred compensation	0	0	0	23		23
Change in value of restricted common stock subject to vesting	0	0	11	(11)		0
Accretion of redeemable convertible preferred stock to redemption value	1,035				(1,035)	(1,035)
Balance at Dec. 31, 2004	34,723	1	449	(338)	(4,505)	(4,393)
Balance (in shares) at Dec. 31, 2004	20,944,000	61,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(9,627)	(9,627)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	5,223	0	0	0		0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	3,247,000	0
Issuance of restricted common stock to employees and nonemployees	0	0	140	(139)		1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	6,000
Issuance of warrants to purchase preferred stock to noteholders	0	0	681	0		681
Issuance of options to purchase common stock to consultants for services rendered	0	0	7	(7)		0
Amortization of deferred compensation	0	0	0	111		111
Accretion of redeemable convertible preferred stock to redemption value	3,164	0	0	0	(3,164)	(3,164)
Balance at Dec. 31, 2005	43,110	1	1,277	(373)	(17,296)	(16,391)
Balance (in shares) at Dec. 31, 2005	24,191,000	67,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(20,873)	(20,873)
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses	50,040	0	0	0		0
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses (in shares)	27,637,000	0
Issuance of common stock upon exercise of options	0	0	9	0		9
Issuance of common stock upon exercise of options (in shares)	0	0
Issuance of restricted stock to employees (in shares)	0	0
Repurchased nonvested restricted stock (in shares)	0	(1,000)
Reclassification of deferred compensation	0	0	(373)	373		0
Reclassification of warrants to purchase preferred stock	0	0	(681)	0		(681)
Stock-based compensation expense	0	0	400	0		400
Accretion of redeemable convertible preferred stock to redemption value	5,640	0	0	0	(5,640)	(5,640)
Balance at Dec. 31, 2006	98,790	1	632	0	(43,809)	(43,176)
Balance (in shares) at Dec. 31, 2006	51,828,000	66,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(30,988)	(30,988)
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	33,219	0	0	0		0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	18,333,000	0
Issuance of common stock upon exercise of options	0	0	60	0		60
Issuance of common stock upon exercise of options (in shares)	0	3,000
Repurchased vested restricted stock	0	0	(94)	0		(94)
Repurchased vested restricted stock (in shares)		(1,000)
Repurchased nonvested restricted stock (in shares)	0	(1,000)
Stock-based compensation expense	0	0	664	0		664
Accretion of redeemable convertible preferred stock to redemption value	8,742	0	0	0	(8,742)	(8,742)
Balance at Dec. 31, 2007	140,751	1	1,262	0	(83,539)	(82,276)
Balance (in shares) at Dec. 31, 2007	70,161,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(42,393)	(42,393)
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	21,352	0	0	0		0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	11,793,000	0
Issuance of common stock upon exercise of options	0	0	28	0		28
Issuance of common stock upon exercise of options (in shares)		0
Repurchased vested restricted stock	0	0	0	0		0
Repurchased vested restricted stock (in shares)		0
Stock-based compensation expense	0	0	1,317	0		1,317
Accretion of redeemable convertible preferred stock to redemption value	11,754	0	0	0	(11,754)	(11,754)
Balance at Dec. 31, 2008	173,857	1	2,607	0	(137,686)	(135,078)
Balance (in shares) at Dec. 31, 2008	81,954,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(29,845)	(29,845)
Issuance of warrants to purchase common stock issued in connection with equity financing						0
Issuance of common stock upon exercise of options	0	0	54	0		54
Issuance of common stock upon exercise of options (in shares)	0	2,000
Stock-based compensation expense	0	0	855	0		855
Conversion of notes payable, including interest						0
Accretion of redeemable convertible preferred stock to redemption value	14,059	0	0	0	(14,059)	(14,059)
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Dec. 31, 2009	187,916	1	3,516	0	(181,590)	(178,073)
Balance (in shares) at Dec. 31, 2009	81,954,000	70,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(25,600)	(25,600)
Issuance of warrants to purchase common stock issued in connection with equity financing						0
Issuance of common stock upon exercise of options	0	0	14	0		14
Issuance of common stock upon exercise of options (in shares)	0	3,000				(3,000)
Stock-based compensation expense	0	0	953	0		953
Conversion of notes payable, including interest						0
Accretion of redeemable convertible preferred stock to redemption value	3,993	0	0	0	(3,993)	(3,993)
Conversion of preferred stock to common stock	(191,909)	0	191,909	0		191,909
Conversion of preferred stock to common stock (in shares)	(81,954,000)	566,000
Conversion of preferred stock warrants to common stock warrants	0	0	123	0		123
Proceeds from initial public offering, net of expenses	0	0	25,727	0		25,727
Proceeds from initial public offering, net of expenses (in shares)	0	600,000
Balance at Dec. 31, 2010	0	1	222,242	0	(211,183)	11,060
Balance (in shares) at Dec. 31, 2010	0	1,239,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder (in shares)						1,107,939
Net loss	0	0	0	0	(19,061)	(19,061)
Proceeds from equity financing, net of expenses	0	1	28,940	0		28,941
Proceeds from equity financing, net of expenses (in shares)	0	1,108,000
Issuance of warrants to purchase common stock issued in connection with equity financing	0	0	(16,947)	0		(16,947)
Issuance of common stock upon exercise of options	0	0	83	0		83
Issuance of common stock upon exercise of options (in shares)	0	18,000
Issuance of restricted stock to employees (in shares)	0	31,000
Cancellation of non-vested restricted stock (in shares)		(15,000)
Issuance of warrants to purchase common stock in connection with debt financing	0	0	105	0		105
Stock-based compensation expense	0	0	834	0		834
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Dec. 31, 2011	0	2	235,257	0	(230,244)	5,015
Balance (in shares) at Dec. 31, 2011	0	2,381,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0		(8,268)
Issuance of warrants to purchase common stock issued in connection with equity financing						0
Issuance of common stock upon exercise of options	0	0	9	0		9
Issuance of common stock upon exercise of options (in shares)	0	3,000				(2,432,000)
Issuance of restricted stock to employees (in shares)	0	68,000
Stock-based compensation expense	0	0	288	0		288
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Jun. 30, 2012	$ 0	$ 2	$ 235,550	$ 0		$ (2,960)
Balance (in shares) at Jun. 30, 2012	0	2,450,000

Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $)	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
Condensed Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) [Abstract]
Series A Redeemable Convertible Preferred stock, value per share (in dollars per share)				$ 1.62	$ 1.62
Restricted common stock issued to employees and nonemployees, value per share (in dollars per share)				$ 2.32
Series B Redeemable Convertible Preferred stock, value per share (in dollars per share)			$ 1.82
Series C Redeemable Convertible Preferred stock, value per share (in dollars per share)	$ 1.82	$ 1.82

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (8,268)	$ (4,131)	$ (19,061)	$ (25,600)	$ (29,845)	$ (107,351)	$ (181,857)	$ (190,125)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	251	2,098	3,141	4,862	4,937	10,212	23,152	23,403
Change in fair value of warrant liability	(691)	(9,938)	(14,436)	(192)	(1,824)	(47)	(16,499)	(17,189)
Charge related to lease liability	92	969	1,705	0	0	0	1,705	1,797
Loss on disposition of property and equipment	0	0	0	2	101	16	119	119
Impairment of property and equipment	0	0	7,371	0	0	0	7,371	7,371
Amortization of net discount on short-term investments	0	0	0	0	0	(149)	(149)	(149)
Noncash interest expense	57	100	162	325	460	1,601	2,548	2,605
Noncash rent expense (income)	4	(12)	(24)	4	19	218	217	221
Stock-based compensation expense	288	501	834	954	855	2,536	5,179	5,467
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(123)	(968)	(802)	(137)	71	(760)	(1,628)	(1,751)
Accounts payable	(328)	(359)	(283)	(631)	969	815	870	542
Accrued expenses and other	(1,831)	(900)	(495)	1,002	(1,764)	4,021	2,764	932
Net cash used in operating activities	(10,549)	(12,640)	(21,888)	(19,411)	(26,021)	(88,888)	(156,208)	(166,757)
Cash flows from investing activities:
Purchases of short-term investments	0	(6,102)	(13,066)	(33,445)	(17,432)	(260,565)	(324,508)	(324,508)
Sales and redemptions of short-term investments	6,066	0	7,000	35,944	19,590	256,057	318,591	324,657
Cash paid for property and equipment	(4)	(61)	(81)	(152)	(289)	(31,152)	(31,674)	(31,678)
Proceeds from the sale of property and equipment	0	0	0	0	7	4	11	11
Net cash provided by (used in) investing activities	6,062	(6,163)	(6,147)	2,347	1,876	(35,656)	(37,580)	(31,518)
Cash flows from financing activities:
Proceeds from sale of redeemable convertible preferred stock, net	0	0	0	0	0	139,960	139,960	139,960
Proceeds from sales of common stock and warrants, net	6	29,025	29,023	25,748	47	99	54,917	54,923
Repurchases of common stock	0	0	0	0	0	(94)	(94)	(94)
Proceeds from long-term debt, net of issuance costs	0	4,908	4,908	0	841	33,768	39,517	39,517
Payments on long-term debt	(1,074)	(7,958)	(8,624)	(13,516)	(5,883)	(3,245)	(31,268)	(32,342)
Net cash (used in) provided by financing activities	(1,068)	25,975	25,307	12,232	(4,995)	170,488	203,032	201,964
Net (decrease) increase in cash and cash equivalents	(5,555)	7,172	(2,728)	(4,832)	(29,140)	45,944	9,244	3,689
Cash and cash equivalents, beginning of period	9,244	11,972	11,972	16,804	45,944	0	0	0
Cash and cash equivalents, end of period	$ 3,689	$ 19,144	$ 9,244	$ 11,972	$ 16,804	$ 45,944	$ 9,244	$ 3,689

Balance Sheets (unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Jul. 09, 2003
Current assets:
Cash and cash equivalents, including $1,194 of cash at December 31, 2011 and June 30, 2012, collateralizing letters of credit (Note 14)	$ 3,689	$ 9,244	$ 19,144	$ 11,972	$ 16,804	$ 45,944						$ 0
Short-term investments	0	6,066		0
Prepaid expenses and other	528	408		492
Total current assets	4,217	15,718		12,505
Property and equipment, net of accumulated depreciation of $12,622 and $12,866 as of December 31, 2011 and June 30, 2012, respectively	792	1,021		11,492
Other assets	1,059	1,078		147
Total assets	6,068	17,817		24,144
Current liabilities:
Current portion of long-term debt	2,404	2,205		4,016
Current portion of lease liability	699	739		0
Accounts payable	519	829		1,194
Accrued compensation and benefits	591	2,354		1,291
Accrued expenses	767	437		1,552
Warrant liability	1,820	2,511		0
Total current liabilities	6,800	9,075		8,258
Long-term debt	1,544	2,782		4,585
Lease liability	678	943		0
Other liabilities	6	2		241
Total liabilities	9,028	12,802		13,084
Commitments and contingencies (Note 14)
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2011 and June 30, 2012, respectively	0	0		0
Common stock, $0.001 par value; 90,000 shares authorized; 2,381 and 2,450 shares issued and outstanding at December 31, 2011 and June 30, 2012, respectively	2	2		1
Additional paid-in capital	235,550	235,257		222,242
Deficit accumulated during the development stage	(238,512)	(230,244)		(211,183)
Total stockholders' equity	(2,960)	5,015		11,060	(178,073)	(135,078)	(82,276)	(43,176)	(16,391)	(4,393)	(1,032)	0
Total liabilities and stockholders' equity	$ 6,068	$ 17,817		$ 24,144

Balance Sheets (unaudited) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Collateralizing letters of credit	$ 1,194	$ 1,194	$ 1,661
Accumulated depreciation, property and equipment	$ 12,866	$ 12,622	$ 19,830
Stockholders' equity (deficit):
Preferred stock, par value ( in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000	10,000	10,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	90,000	90,000	90,000
Common stock, shares issued (in shares)	2,450	2,381	1,239
Common stock, shares outstanding (in shares)	2,450	2,381	1,239

Condensed Statements of Operations (unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Statements of Operations [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,789	3,397	5,483	6,742	123,340
General and administrative	1,438	2,038	2,819	3,814	44,712
Depreciation	115	971	251	2,098	23,403
Impairment of property and equipment	0	0	0	0	7,371
Other expense	44	27	92	969	1,797
Total operating expenses	4,386	6,433	8,645	13,623	200,623
Loss from operations	(4,386)	(6,433)	(8,645)	(13,623)	(200,623)
Interest income	4	13	11	27	8,523
Interest expense	(151)	(201)	(325)	(473)	(15,214)
Change in fair value of warrant liability	1,214	9,519	691	9,938	17,189
Net income (loss)	$ (3,319)	$ 2,898	$ (8,268)	$ (4,131)	$ (190,125)
Basic net income (loss) attributable to common stockholders per share (in dollars per shares)	$ (1.4)	$ 1.23	$ (3.49)	$ (2.14)
Diluted net income (loss) attributable to common stockholders per share (in dollars per share)	$ (1.4)	$ 1.21	$ (3.49)	$ (2.14)
Shares used in computing basic and diluted net income (loss) attributable to common stockholders:
Basic (in shares)	2,373	2,349	2,371	1,930
Diluted (in shares)	2,373	2,397	2,371	1,930

Statements of Cash Flows (unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (8,268)	$ (4,131)	$ (19,061)	$ (25,600)	$ (29,845)	$ (107,351)	$ (181,857)	$ (190,125)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	251	2,098	3,141	4,862	4,937	10,212	23,152	23,403
Change in fair value of warrant liability	(691)	(9,938)	(14,436)	(192)	(1,824)	(47)	(16,499)	(17,189)
Charge related to lease liability	92	969	1,705	0	0	0	1,705	1,797
Loss on disposition of property and equipment	0	0	0	2	101	16	119	119
Impairment of property and equipment	0	0	7,371	0	0	0	7,371	7,371
Amortization of net discount on short-term investments	0	0	0	0	0	(149)	(149)	(149)
Noncash interest expense	57	100	162	325	460	1,601	2,548	2,605
Noncash rent expense (income)	4	(12)	(24)	4	19	218	217	221
Stock-based compensation expense	288	501	834	954	855	2,536	5,179	5,467
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(123)	(968)	(802)	(137)	71	(760)	(1,628)	(1,751)
Accounts payable	(328)	(359)	(283)	(631)	969	815	870	542
Accrued expenses and other	(1,831)	(900)	(495)	1,002	(1,764)	4,021	2,764	932
Net cash used in operating activities	(10,549)	(12,640)	(21,888)	(19,411)	(26,021)	(88,888)	(156,208)	(166,757)
Cash flows from investing activities:
Purchases of short-term investments	0	(6,102)	(13,066)	(33,445)	(17,432)	(260,565)	(324,508)	(324,508)
Sales and redemptions of short-term investments	6,066	0	7,000	35,944	19,590	256,057	318,591	324,657
Cash paid for property and equipment	(4)	(61)	(81)	(152)	(289)	(31,152)	(31,674)	(31,678)
Proceeds from the sale of property and equipment	0	0	0	0	7	4	11	11
Net cash provided by (used in) investing activities	6,062	(6,163)	(6,147)	2,347	1,876	(35,656)	(37,580)	(31,518)
Cash flows from financing activities:
Proceeds from sale of redeemable convertible preferred stock, net	0	0	0	0	0	139,960	139,960	139,960
Proceeds from sales of common stock and warrants, net	6	29,025	29,023	25,748	47	99	54,917	54,923
Repurchases of common stock	0	0	0	0	0	(94)	(94)	(94)
Proceeds from long-term debt, net of issuance costs	0	4,908	4,908	0	841	33,768	39,517	39,517
Payments on long-term debt	(1,074)	(7,958)	(8,624)	(13,516)	(5,883)	(3,245)	(31,268)	(32,342)
Net cash (used in) provided by financing activities	(1,068)	25,975	25,307	12,232	(4,995)	170,488	203,032	201,964
Net (decrease) increase in cash and cash equivalents	(5,555)	7,172	(2,728)	(4,832)	(29,140)	45,944	9,244	3,689
Cash and cash equivalents, beginning of period	9,244	11,972	11,972	16,804	45,944	0	0	0
Cash and cash equivalents, end of period	$ 3,689	$ 19,144	$ 9,244	$ 11,972	$ 16,804	$ 45,944	$ 9,244	$ 3,689

Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation [Member]	Deficit accumulated during the development stage [Member]	Total
Balance at Jul. 09, 2003	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 09, 2003	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder	0	0	0	0	0	0
Issuance of common stock to initial stockholder (in shares)	0	138,000
Effect of reverse stock split (see Note 3) (in shares)	0	(124,000)
Net loss	0	0	0	0	(1,032)	(1,032)
Balance at Dec. 31, 2003	0	0	0	0	(1,032)	(1,032)
Balance (in shares) at Dec. 31, 2003	0	14,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		0	0	0	(2,438)	(2,438)
Accretion of redeemable convertible preferred stock to redemption value	1,035				(1,035)	(1,035)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	30,126	0	0	0	0	0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	18,741,000	0
Conversion of notes payable, including interest	3,562	0	0	0	0	0
Conversion of notes payable, including interest (in shares)	2,203,000	0
Issuance of restricted common stock to employees and nonemployees	0	1	336	(336)	0	1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	24,000
Issuance of common stock to consultants	0	0	21	0	0	21
Issuance of common stock to consultants (in shares)	0	14,000
Issuance of common stock to convertible noteholders	0	0	67	0	0	67
Issuance of common stock to convertible noteholders (in shares)	0	9,000
Issuance of options to purchase common stock to consultants for services rendered	0	0	14	(14)	0	0
Amortization of deferred compensation	0	0	0	23	0	23
Change in value of restricted common stock subject to vesting	0	0	11	(11)	0	0
Balance at Dec. 31, 2004	34,723	1	449	(338)	(4,505)	(4,393)
Balance (in shares) at Dec. 31, 2004	20,944,000	61,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(9,627)	(9,627)
Accretion of redeemable convertible preferred stock to redemption value	3,164	0	0	0	(3,164)	(3,164)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	5,223	0	0	0	0	0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	3,247,000	0
Issuance of restricted common stock to employees and nonemployees	0	0	140	(139)	0	1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	6,000
Issuance of warrants to purchase preferred stock to noteholders	0	0	681	0	0	681
Issuance of options to purchase common stock to consultants for services rendered	0	0	7	(7)	0	0
Amortization of deferred compensation	0	0	0	111	0	111
Balance at Dec. 31, 2005	43,110	1	1,277	(373)	(17,296)	(16,391)
Balance (in shares) at Dec. 31, 2005	24,191,000	67,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(20,873)	(20,873)
Accretion of redeemable convertible preferred stock to redemption value	5,640	0	0	0	(5,640)	(5,640)
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses	50,040	0	0	0	0	0
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses (in shares)	27,637,000	0
Issuance of restricted common stock to employees	0	0	0	0	0	0
Issuance of restricted stock to employees (in shares)	0	0
Issuance of common stock upon exercise of options	0	0	9	0	0	9
Issuance of common stock upon exercise of options (in shares)	0	0
Repurchased nonvested restricted stock	0	0	0	0	0	0
Repurchased nonvested restricted stock (in shares)	0	(1,000)
Reclassification of deferred compensation	0	0	(373)	373	0	0
Reclassification of warrants to purchase preferred stock	0	0	(681)	0	0	(681)
Stock-based compensation expense	0	0	400	0	0	400
Balance at Dec. 31, 2006	98,790	1	632	0	(43,809)	(43,176)
Balance (in shares) at Dec. 31, 2006	51,828,000	66,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(30,988)	(30,988)
Accretion of redeemable convertible preferred stock to redemption value	8,742	0	0	0	(8,742)	(8,742)
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	33,219	0	0	0	0	0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	18,333,000	0
Issuance of common stock upon exercise of options	0	0	60	0	0	60
Issuance of common stock upon exercise of options (in shares)	0	3,000
Repurchased nonvested restricted stock (in shares)	0	(1,000)
Repurchased vested restricted stock	0	0	(94)	0	0	(94)
Stock-based compensation expense	0	0	664	0	0	664
Balance at Dec. 31, 2007	140,751	1	1,262	0	(83,539)	(82,276)
Balance (in shares) at Dec. 31, 2007	70,161,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(42,393)	(42,393)
Accretion of redeemable convertible preferred stock to redemption value	11,754	0	0	0	(11,754)	(11,754)
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	21,352	0	0	0	0	0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	11,793,000	0
Issuance of common stock upon exercise of options	0	0	28	0	0	28
Issuance of common stock upon exercise of options (in shares)		0
Repurchased vested restricted stock	0	0	0	0	0	0
Stock-based compensation expense	0	0	1,317	0	0	1,317
Balance at Dec. 31, 2008	173,857	1	2,607	0	(137,686)	(135,078)
Balance (in shares) at Dec. 31, 2008	81,954,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(29,845)	(29,845)
Accretion of redeemable convertible preferred stock to redemption value	14,059	0	0	0	(14,059)	(14,059)
Issuance of warrants to purchase common stock issued in connection with equity financing						0
Issuance of common stock upon exercise of options	0	0	54	0	0	54
Issuance of common stock upon exercise of options (in shares)	0	2,000
Stock-based compensation expense	0	0	855	0	0	855
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Dec. 31, 2009	187,916	1	3,516	0	(181,590)	(178,073)
Balance (in shares) at Dec. 31, 2009	81,954,000	70,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(25,600)	(25,600)
Accretion of redeemable convertible preferred stock to redemption value	3,993	0	0	0	(3,993)	(3,993)
Issuance of warrants to purchase common stock issued in connection with equity financing						0
Issuance of common stock upon exercise of options	0	0	14	0	0	14
Issuance of common stock upon exercise of options (in shares)	0	3,000				(3,000)
Stock-based compensation expense	0	0	953	0	0	953
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock	(191,909)	0	191,909	0	0	191,909
Conversion of preferred stock to common stock (in shares)	(81,954,000)	566,000
Conversion of preferred stock warrants to common stock warrants	0	0	123	0	0	123
Proceeds from initial public offering, net of expenses	0	0	25,727	0	0	25,727
Proceeds from initial public offering, net of expenses (in shares)	0	600,000
Balance at Dec. 31, 2010	0	1	222,242	0	(211,183)	11,060
Balance (in shares) at Dec. 31, 2010	0	1,239,000
Balance (in shares) at Dec. 31, 2010						1,239,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder (in shares)						1,107,939
Net loss	0	0	0	0	(19,061)	(19,061)
Proceeds from equity financing, net of expenses	0	1	28,940	0	0	28,941
Proceeds from equity financing, net of expenses (in shares)	0	1,108,000
Issuance of warrants to purchase common stock issued in connection with equity financing	0	0	(16,947)	0	0	(16,947)
Issuance of restricted common stock to employees	0	0	0	0	0	0
Issuance of restricted stock to employees (in shares)	0	31,000
Issuance of common stock upon exercise of options	0	0	83	0	0	83
Issuance of common stock upon exercise of options (in shares)	0	18,000
Cancellation of restricted stock to employees	0	0	0	0	0	0
Cancellation of restricted stock to employees (in shares)	0	(15,000)
Issuance of warrants to purchase common stock in connection with debt financing	0	0	105	0	0	105
Stock-based compensation expense	0	0	834	0	0	834
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Dec. 31, 2011	0	2	235,257	0	(230,244)	5,015
Balance (in shares) at Dec. 31, 2011	0	2,381,000
Balance (in shares) at Dec. 31, 2011						2,381,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(8,268)	(8,268)
Issuance of warrants to purchase common stock issued in connection with equity financing						0
Issuance of restricted common stock to employees	0	0	1	0	0	1
Issuance of restricted stock to employees (in shares)	0	68,000
Issuance of common stock upon exercise of options	0	0	9	0	0	9
Issuance of common stock upon exercise of options (in shares)	0	3,000				(2,432,000)
Cancellation of restricted stock to employees	0	0	(5)	0	0	(5)
Cancellation of restricted stock to employees (in shares)	0	(2,000)
Stock-based compensation expense	0	0	288	0	0	288
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Jun. 30, 2012	$ 0	$ 2	$ 235,550	$ 0	$ (238,512)	$ (2,960)
Balance (in shares) at Jun. 30, 2012	0	2,450,000

Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) (Parenthetical) (USD $)	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) [Abstract]
Series A Redeemable Convertible Preferred stock, value per share (in dollars per share)				$ 1.62	$ 1.62
Restricted common stock issued to employees and nonemployees, value per share (in dollars per share)				$ 2.32
Series B Redeemable Convertible Preferred stock, value per share (in dollars per share)			$ 1.82
Series C Redeemable Convertible Preferred stock, value per share (in dollars per share)	$ 1.82	$ 1.82

Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations
(1)	Organization and Nature of Operations

Tengion, Inc. (the Company) was incorporated in Delaware on July 10, 2003. The Company is a regenerative medicine company focused on discovering, developing, manufacturing and commercializing a range of neo-organs, or products composed of living cells, with or without synthetic or natural materials, implanted or injected into the body to engraft into, regenerate, or replace a damaged tissue or organ.  Using its Organ Regeneration Platform, the Company creates these neo-organs using a patient's own cells, or autologous cells.  The Company believes its proprietary product candidates harness the intrinsic regenerative pathways of the body to regenerate a range of native-like organs and tissues. The Company's product candidates are intended to delay or eliminate the need for chronic disease therapies, organ transplantation, and the administration of anti-rejection medications.  In addition, the Company's neo-organs are designed to avoid the need to substitute other tissues of the body for a purpose to which they are poorly suited.

Building on its clinical and preclinical experience, the Company is initially leveraging its Organ Regeneration Platform to develop its Neo-Urinary Conduit for bladder cancer patients who are in need of a urinary diversion and its Neo-Kidney Augment for patients with advanced chronic kidney disease. The Company operates as a single business segment. Operations of the Company are subject to certain risks and uncertainties, including, among others, uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; comprehensive government regulations; having no commercial manufacturing experience, marketing or sales capability or experience; and dependence on key personnel.

(1)           Organization and Nature of Operations

Tengion, Inc. (the Company) was incorporated in Delaware on July 10, 2003.  The Company is focused on discovering, developing, manufacturing and commercializing replacement human neo-organs derived from a patient's own cells, or autologous cells.  Building on clinical and preclinical experience, the Company is leveraging its platform to develop its Neo-Urinary Conduit for bladder cancer patients and its Neo-Kidney Augment for patients with advanced chronic kidney disease.  The Company operates as a single business segment.

Operations of the Company are subject to certain risks and uncertainties, including, among others, uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; comprehensive government regulations; having no commercial manufacturing experience, marketing or sales capability or experience; and dependence on key personnel.

Management's Plans to Continue as a Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Management's Plans To Continue As A Going Concern [Abstract]
Management's Plans to Continue as a Going Concern
(2)	Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has a deficit accumulated during the development stage of $238.5 million as of June 30, 2012. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions.

Based upon its current expected level of operating expenditures and debt repayment, and assuming it is not required to settle any outstanding warrants in cash, the Company expects to be able to fund its operations through August 31, 2012. The Company intends to pursue additional sources of capital to continue its business operations as currently conducted and fund deficits in operating cash flows. There is no assurance that such financing will be available when needed or, if available, on terms acceptable to the Company. In the event financing is not obtained, the Company will not be able to remain in business and will likely need to seek protection under the United States bankruptcy laws.

The Company is currently appealing a notice of delisting from the NASDAQ Stock Market for failure to maintain minimum stockholders' equity.  While the appeal is pending, the Company's securities will not be delisted. However, there can be no assurance that the NASDAQ Listing Qualifications Panel will grant the Company's request for continued listing.  If the Company's common stock is delisted and is not subsequently listed on another national securities exchange, the Company would be required to pay the cash settlement value for certain outstanding warrants.  If a delisting occurred on June 30, 2012, this amount would have been $2.3 million.

These factors raise significant concerns about Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

(2)           Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  The Company has incurred losses since inception and has a deficit accumulated during the development stage of $230.2 million as of December 31, 2011, including $48.4 million of cumulative accretion on redeemable convertible preferred stock through April 2010.  The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions.

Based upon its current expected level of operating expenditures and debt repayment, and assuming it is not required to settle any outstanding warrants in cash, the Company expects to be able to fund its operations to September 2012.  The Company intends to pursue additional sources of capital to continue its business operations as currently conducted and fund deficits in operating cash flows.  There is no assurance that such financing will be available when needed or, if available, on terms acceptable to the Company.

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina.  The Company has retained a few administrative employees in its facility in East Norriton, Pennsylvania, and is exploring options to significantly reduce the amount of space it currently rents.

In the event financing is not obtained, the Company could pursue additional headcount reductions and other cost cutting measures to preserve cash as well as explore the sale of selected assets to generate additional funds.If the Company is required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs, these events could have a material adverse effect on the Company's business, results of operations and financial condition.

These factors could significantly limit the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(3)           Summary of Significant Accounting Policies

(a)Use of Estimates

The preparation of financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

(b)Fair Value of Financial Instruments

As of December 31, 2010 and 2011, the carrying amounts of financial instruments held by the Company, which include cash equivalents, short-term investments, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments.  In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates.

(c)Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.  As of December 31, 2010 and 2011, cash and cash equivalents included government-backed money market funds, commercial paper, and various bank deposit accounts.  As of December 31, 2011, $1.2 million of the Company's cash is held in a separate account collateralizing letters of credit issued by a bank in favor of the landlord of our leased facility in East Norriton, Pennsylvania.  See Note 16 for more details.

(d)Short-term Investments

The Company classifies investments as held-to-maturity at the time of purchase and reevaluates such designation as of each balance sheet date.  Securities are classified as held-to-maturity when the Company has the positive intent and the ability to hold the securities until maturity.  Held-to-maturity investments are recorded at amortized cost, adjusted for the accretion of discounts or premiums.  Discounts or premiums are accreted into interest income over the life of the related investment using the straight-line method, which approximates the effective- yield method.  Dividend and interest income are recognized when earned.

(e)Property and Equipment

Property and equipment are stated at cost.  Depreciation is provided over the estimated useful lives of the assets using the straight-line method.  The Company uses a life of three years for computer equipment, five years for laboratory and office and warehouse equipment, seven years for furniture and fixtures, and the lesser of the useful life of the asset or the remaining life of the underlying facility lease for leasehold improvements.  Expenditures for maintenance, repairs, and betterments that do not prolong the useful life of the asset are charged to expense as incurred.  The Company capitalizes interest in connection with the construction of property and equipment.

(f)Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.  During the year ended December 31, 2011, the Company recorded a charge for impairment of property and equipment.  See Note 6 for additional information.

(g)Research and Development

Research and development costs are charged to expense as incurred.  Research and development costs consist of personnel related expenses, including salaries, benefits, travel, and other related expenses, including stock-based compensation; payments made to third party contract research organizations for preclinical studies, investigative sites for clinical trials, and consultants; costs associated with regulatory filings and the advancement of the Company's product candidates through preclinical studies and clinical trials; laboratory and other supplies; manufacturing development costs; and related facility maintenance.

(h)Income Taxes

Income taxes are accounted for under the asset-and-liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(i)Stock-Based Compensation

The Company measures and recognizes compensation expense for all employee stock-based payments at fair value, net of estimated forfeitures, over the vesting period of the underlying stock-based awards.  In addition, the Company accounts for stock-based compensation to nonemployees in accordance with the accounting guidance for equity instruments that are issued to other than employees.

Determining the appropriate fair value of stock-based payment awards require the input of subjective assumptions, including the expected life of the stock-based payment awards and stock price volatility.  The Company uses the Black-Scholes option-pricing model to value its stock option awards.  The assumptions used in calculating the fair value of stock-based payment awards represent management's best estimates and involve inherent uncertainties and the application of management's judgment.  As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different in the future.  Since the Company does not have sufficient historical volatility of its stock for the expected term of its options, it uses comparable public companies as a basis for its expected volatility to calculate the fair value of option grants.

The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company's current estimates, such amounts will be recorded as an adjustment in the period in which estimates are revised.  The Company considers many factors when estimating expected forfeitures for stock awards granted to employees, consultants and directors, including types of awards, employee class, and an analysis of the Company's historical and known forfeitures on existing awards.  Under the true-up provisions of the stock based compensation guidance, the Company records additional expense if the actual forfeiture rate is lower than estimated, and a recovery of expense if the actual forfeiture rate is higher than estimated, during the period in which the options vest.

(j)Net Loss Per Share

Basic and diluted net loss per common share is determined by dividing net loss attributable to common stockholders by the weighted-average common shares outstanding less the weighted-average shares subject to repurchase during the period.  For all periods presented, the outstanding Series A, Series B, and Series C, common stock options and preferred and common stock warrants have been excluded from the calculation because their effect would be anti-dilutive.  Therefore, the weighted-average shares used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2009, 2010, and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Shares underlying warrants outstanding	160,544	11,435	1,064,616
Shares underlying options outstanding	71,366	137,898	174,874
Unvested restricted stock	44	—	13,988
Shares of redeemable convertible preferred stock	81,954,127	—	—

 (k)Deferred Equity Offering Costs

Deferred equity offering costs include costs directly attributable to the Company's offering of its equity securities.  In accordance with FASB ASC 340-10, Other Assets and Deferred Costs, these costs are deferred and capitalized as part of other assets.  Costs attributable to the equity offerings will be charged against the proceeds of the offering once completed.

(l)Reverse Stock Split

On February 18, 2010, the board of directors of the Company, subject to stockholder approval, approved a reverse stock split of the Company's common stock at a ratio of one share for every 14.5 shares previously held.  The reverse stock split was effective on March 24, 2010.

On May 25, 2012, the Company's Board of Directors approved a reverse stock split on the basis of one share of common stock for each currently outstanding 10 shares of pre-split common stock that became effective on June 14, 2012.  All common share and per-share data included in these financial statements reflect such reverse stock split.

(m)Reclassification

Certain prior period amounts in the financial statements and notes thereto have been reclassified to conform to the current period presentation.

Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
(6)	Supplemental Cash Flow Information

	Six Months Ended June 30,		Period from July 10, 2003 (inception) through June 30,
	2011	2012	2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of warrants issued with issuance of long-term debt	105	—	2,290
Fair value of warrants issued with sale of common stock	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	—	123

(4)	Supplemental Cash Flow Information

The following table contains additional cash flow information for the periods reported (in thousands).

	Year Ended December 31,			Period from July 10, 2003 (inception) through December 31,	Period from July 10, 2003 (inception) through December 31,
	2009	2010	2011	2008	2011
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$—	$3,562	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	—	210	210
Fair value of warrants issued with issuance of long-term debt	9	—	105	2,176	2,290
Fair value of warrants issued with sale of common stock	—	—	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	191,909	—	—	191,909
Conversion of warrant liability	—	123	—	—	123
Noncash property and equipment additions	80	41	—	52	—
Cash paid for interest, net of amounts capitalized	3,008	1,695	722	6,853	12,278

Short-term Investments and Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short-term Investments and Financial Instruments [Abstract]
Short-term Investments and Financial Instruments
(7)	Short-term Investments and Fair Value of Financial Instruments

As of December 31, 2011 and June 30, 2012, the carrying amounts of financial instruments held by the Company, which include cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments. In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates. See Note 12 for a discussion of fair value of the warrants.

As of December 31, 2011, short-term investments consisted of investments in commercial paper and U.S. government agency and corporate securities of $6.1 million. The Company has the ability and intent to hold these investments until maturity and, therefore, has classified the investments as held-to-maturity, which we carry at amortized cost. Due to the short-term nature of these investments, unrealized gains and losses have been deemed temporary and, therefore, not recognized in the accompanying financial statements. Income generated from short-term investments is recorded to interest income.

Fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and June 30, 2012 (in thousands).

	Fair value measurement at reporting date using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

At December 31, 2011:
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310
Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

At June 30, 2012:
Assets:
Cash and cash equivalents	$3,689	$—	$—	$3,689
Short-term investments	—	—	—	—
	$3,689	$—	$—	$3,689
Liabilities:
Warrant liability	$—	$—	$1,820	$1,820

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Warrant liability

Balance at December 31, 2011	$2,511
Change in fair value of warrant liability	(691)
Balance at June 30, 2012	$1,820

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the warrant liability.

(5)	Short-term Investments and Financial Instruments

As of December 31, 2010 and 2011, the carrying amounts of financial instruments held by the Company, which include cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments.  In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates.  See below and Note 13 for a discussion of fair value of the warrants.

As of December 31, 2011, short-term investments consisted of investments in commercial paper and U.S. government agency and corporate securities of $6.1 million.  As of December 31, 2010, the Company had no short-term investments.  The Company had the ability and intent to hold these investments until maturity and therefore has classified the investments as held-to-maturity.  Due to the short-term nature of these investments, unrealized gains and losses have been deemed temporary and therefore not recognized in the accompanying financial statements.  Income generated from short-term investments is recorded to interest income.

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2010 and 2011 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2010
Assets:
Cash and cash equivalents	$11,972	$—	$—	$11,972

At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Balance at January 1, 2010	$314
Issuance of additional warrants	—
Change in fair value of warrant liability	(191)
Reclassification of warrant liability to stockholders' equity	(123)
Balance at December 31, 2010	$—
Issuance of additional warrants	16,947
Change in fair value of warrant liability	(14,436)
Balance at December 31, 2011	$2,511

The fair value of the warrant liability is based on Level 3 inputs.  For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value.  See Note 13 for further discussion of the warrant liability.

Certain assets and liabilities, including property and equipment, severance benefits and the lease liability, are measured at fair value on a nonrecurring basis.  These assets and liabilities are recognized at fair value when they are deemed to be impaired or in the period in which the liability is incurred.  The Company recorded an impairment charge of $7.4 million in the year ended December 31, 2011, to fully write off certain property and equipment as discussed in Note 6.  The Company recorded another charge of $1.8 million in the year ended December 31, 2011 related to the fair value of the liability incurred at the cease-use date related to certain operating leases as discussed in Note 10.  The Company also recorded $1.7 million charge in the year ended December 31, 2011 related to termination benefits as discussed in Note 9.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment
(6)	Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2010	2011
Office and warehouse equipment	$356	$323
Computer equipment	1,246	985
Furniture and fixtures	524	524
Laboratory equipment	7,762	4,913
Leasehold improvements	21,434	6,898
	31,322	13,643
Less accumulated depreciation	(19,830)	(12,622)
	$11,492	$1,021

During the year ended December 31, 2011, the Company recorded a non-cash property and equipment impairment charge of $7.4 million in connection with the restructuring plan described in Note 9.  Under the restructuring plan, the Company eliminated plans to use its facility in East Norriton, Pennsylvania as a manufacturing center and centralized its research and development operations in its leased facility in Winston-Salem, North Carolina.  The aggregate acquisition value of the impaired assets, most of which were leasehold improvements, was reduced by $17.6 million and the related accumulated depreciation was reduced by $10.2 million as there was no future realizable value related to these assets.

Accrued compensation and benefits	12 Months Ended
Dec. 31, 2011
Accrued compensation and benefits [Abstract]
Accrued compensation and benefits
(7)	Accrued compensation and benefits

Accrued compensation and benefits expenses consist of the following (in thousands):

	December 31,
	2010	2011
Accrued severance benefits	$-	$1,774
Other accrued compensation and benefits	1,291	580
	$1,291	$2,354

As of December 31, 2011 accrued severance benefits included $1.5 million related to the restructuring in November 2011 (See Note 9 below for more details).  The Company expects to complete payment of these severance benefits by September 2012.

As of December 31, 2011 accrued severance benefits also included $0.2 million related to the severance agreement the Company entered into with its former president and chief executive officer in June 2011.  The severance agreement provided for the employee to receive 12 monthly severance payments equal to his current monthly salary and a one-time cash payment equal to his target bonus amount for 2011.  During the year ended December 31, 2011, the Company recorded compensation expense within general and administrative expense and a corresponding liability of $0.7 million for the estimated value of the Company's obligations under the severance agreement.  As of December 31, 2011, the Company paid $0.5 million and anticipates making payments of the remaining $0.2 million through June 30, 2012 in connection with the severance agreement.

Other accrued compensation and benefits for the year ended December 31, 2010 and 2011 consisted primarily of accrued bonus of $1.1 million and $0.4 million, respectively.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses
(8)	Accrued Expenses

Accrued expenses consist of the following (in thousands):

	December 31,
	2010	2011
Accrued consulting and professional fees	$730	$119
Accrued research and development	679	235
Other	143	83
	$1,552	$437

Restructuring Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Restructuring Expenses [Abstract]
Restructuring Expenses
(8)	Restructuring Expenses

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina. The Company has retained a few administrative employees in its facility in East Norriton, Pennsylvania, and is exploring options to significantly reduce the amount of space it currently rents.

The Company offered severance benefits to the terminated employees, and recorded a $1.7 million charge for personnel-related termination costs in the fourth quarter of 2011, of which $0.8 million was included in research and development expense and $0.9 million was included in general and administrative expense in the accompanying statements of operations. The Company expects to complete payment of these severance benefits by September 2012.

The following table summarizes the activity related to accrued severance benefits for the six months ended June 30, 2012 (in thousands).

Accrued Severance Benefits

Balance at December 31, 2011	$1,544
Net charges paid	(1,382)
Balance at June 30, 2012	$162

(9)	Restructuring Expenses

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina.   The Company has retained a few administrative employees in its facility in East Norriton, Pennsylvania, and is exploring options to significantly reduce the amount of space it currently rents.  In connection with the restructuring, the Company recorded a non-cash property and equipment impairment charge (see Note 6 for further information) and a non-cash charge related to its lease obligations (see Note 10 for further information).

The Company offered severance benefits to the terminated employees, and estimates a total charge for personnel-related termination costs of approximately $2.0 million. The Company recorded $1.7 million of the total charge in the fourth quarter of 2011, of which $0.8 million is included in research and development expense and $0.9 million is included in general and administrative expense in the accompanying statements of operations.  The Company expects to complete payment of these severance benefits by September 2012.  The following table summarizes the activity related to accrued severance benefits for the year ended December 31, 2011 (in thousands).

	2011 charges to operations	2011 charges paid	Accrual balance as of December 31, 2011
Restructuring Expenses:
Severance benefits	$1,716	$172	$1,544

In 2009, the Company implemented a restructuring plan, which reduced headcount by 34 employees.  Expenses incurred related to the 2009 restructuring consisted of termination benefits of $0.9 million in the year ended December 31, 2009, of which $0.6 million is included in research and development expense and $0.3 million is included in general and administrative expense in the accompanying statements of operations.  As of December 31, 2010 all cost associated with the 2009 restructuring plan were incurred and paid.

Lease Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Lease Liability [Abstract]
Lease Liability
(9)	Lease Liability

The Company entered into an agreement in February 2006 to lease warehouse space effective March 1, 2011, at which time the Company determined it was not likely to utilize the space during the five-year lease term. Therefore, the Company recorded a liability as of March 1, 2011, the cease-use date, for the fair value of its obligations under the lease. The most significant assumptions used in determining the amount of the estimated lease liability are the potential sublease revenues and the credit-adjusted risk-free rate utilized to discount the estimated future cash flows.

In connection with the restructuring described in Note 8, the Company determined it was not likely to utilize substantially all of the leased office and manufacturing space in its East Norriton, Pennsylvania facility during the remainder of the lease term. Therefore, the Company recorded a liability as November 30, 2011, the cease-use date, for the fair value of its obligations under the lease.

The following table summarizes the activity related to the lease liability for the period ended June 30, 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2011	$828	$854	$1,682
Charges utilized	(119)	(278)	(397)
Additional charges to operations	47	45	92
Balance at June 30, 2012	756	621	1,377
Less current portion	(229)	(470)	(699)
	$527	$151	$678

(10)	Lease Liability

The Company entered into an agreement in February 2006 to lease warehouse space effective March 1, 2011, at which time the Company determined it was not likely to utilize the space during the five-year lease term.  Therefore, the Company recorded a liability as of March 1, 2011, the cease-use date, for the fair value of its obligations under the lease.  The most significant assumptions used in determining the amount of the estimated lease liability are the potential sublease revenues and the credit-adjusted risk-free rate utilized to discount the estimated future cash flows.  During 2011, the Company recorded a liability and corresponding expense, which is included in other expense on the statement of operations, of $0.9 million, based on the Company's estimate of the fair value of its obligations.

In connection with the restructuring described in Note 9, the Company determined it was not likely to utilize substantially all of the leased office and manufacturing space in its East Norriton, Pennsylvania facility during the remainder of the lease term.  Therefore, the Company recorded a liability as November 30, 2011, the cease-use date, for the fair value of its obligations under the lease.  During 2011, the Company recorded a liability and corresponding expense, which is included in other expense on the statement of operations, of $0.9 million, based on the Company's estimate of the fair value of its obligations.

The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Less current portion	(225)	(514)	(739)
	$603	$340	$943

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt [Abstract]
Debt
(10)	Debt

Total debt outstanding consists of the following (in thousands):

	December 31, 2011	June 30, 2012
Working Capital Note	$5,000	$4,052
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(104)
	4,987	3,948
Less current portion	(2,205)	(2,404)
	$2,782	$1,544

The Company recorded interest expense of $0.2 million and $0.2 million for the three months ended June 30, 2011 and 2012, respectively. The Company recorded interest expense of $0.5 million and $0.3 million for the six months ended June 30, 2011 and 2012, respectively.

(11)	Debt

Total debt outstanding consists of the following (in thousands):

	December 31,
	2010	2011
Working Capital Note	$7,257	$5,000
Equipment and Supplemental Working Capital Notes	1,015	126
Machinery and Equipment Loan	477	-
Unamortized debt discount	(148)	(139)
	8,601	4,987
Less current portion	(4,016)	(2,205)
	$4,585	$2,782

Principal payments due as of December 31, 2011 are as follows (in thousands):

2012	$2,274
2013	2,620
2014	232
5,126
Less unamortized debt discount	(139)
$4,987

Working Capital Note

The Company has an outstanding working capital loan (the Working Capital Note) that was utilized to fund working capital needs of the Company.  In March 2011, the Company refinanced the outstanding debt owed to its lender of the Working Capital Note.  Pursuant to the terms of the refinancing, the Company simultaneously borrowed $5 million and repaid the then outstanding principal amount of $4.5 million. The Company modified the classification of long-term debt on its balance sheet as of December 31, 2010 to reflect the revised payment terms included in the new loan agreement.

Borrowings under the Working Capital Note are secured by all assets of the Company, except for Intellectual Property and permitted liens that have priority, including liens on equipment subsequently acquired to secure the purchase price or lease obligation, as defined in the loan agreement.  The Company is obligated to make interest-only payments through January 2012, followed by 24 monthly payments of principal and interest at an interest rate of 11.75% per annum.  In connection with the refinancing, the Company granted a warrant to the lender to purchase 7,068 shares of common stock.  The fair value of the warrant issued in connection with the refinancing was $0.1 million, using the Black-Scholes model.  See Note 13 for further discussion on warrants.

In addition, the lender also holds warrants exercisable into 100,874 shares of common stock as of December 31, 2011.  The estimated fair value of all of the warrants issued to the lender has been recorded against the carrying value of the Working Capital Note as an original issue discount (OID), which is being amortized to interest expense over the term of the Working Capital Note.  During the years ended December 31, 2009, 2010 and 2011, the Company recognized a noncash charge to interest expense of $0.4 million, $0.3 million, and $0.1 million, respectively, for the amortization of OID.

The Company recorded interest expense of $2.4 million, $1.5 million, and $0.6 million related to the Working Capital Note for the years ended December 31, 2009, 2010 and 2011, respectively.

Equipment and Supplemental Working Capital Note

In 2005, the Company executed a loan facility with another lender to fund equipment (the Equipment Note) and other asset purchases (the Supplemental Working Capital Note) from July 2005 through December 2010. Borrowings under the Equipment and Supplemental Working Capital Note are secured by equipment, as defined in the loan agreements.  As of December 31, 2011, the Equipment Note and the Supplemental Working Capital Note bear interest at an average rate of 11.49% and 13.52%, respectively.  The Company will make its final monthly principal and interest payment in April 2012 for each of the Equipment Note and the Supplemental Working Capital Note.  The Company recorded interest expense of $0.6 million, $0.3 million, and $0.1 million related to the Equipment and Supplemental Working Capital Notes for the years ended December 31, 2009, 2010 and 2011, respectively.

The lender holds warrants exercisable into 9,578 shares of common stock as of December 31, 2011.  The estimated fair value of the warrants issued to this lender has been recorded against the carrying value as OID, which is being amortized as interest expense over the term of the Equipment and Supplemental Working Capital Notes.  During the years ended December 31, 2009, 2010 and 2011, the Company recognized a noncash charge to interest expense of $44,000, $31,000, and $9,000, respectively, for the amortization of OID.

Machinery and Equipment Loan

In December 2007, the Company executed an agreement with the Commonwealth of Pennsylvania to fund machinery and equipment and other asset purchases (MELF Loan) through December 31, 2010.  Borrowings under the MELF Loan are secured by equipment, as defined in the loan agreement.  Under the terms of the MELF Loan, the Company has a four year period of payments of principal and accrued interest at an annual interest rate of 5% until September 2011 and 5.25% from September 2011 through maturity of the loan. The Company made its final monthly principal and interest payment in December 2011.  The Company recorded interest expense of $54,000, $36,000 and $13,000 related to the MELF Loan for the years ended December 31, 2009, 2010 and 2011, respectively.

In connection with the Working Capital Note, Equipment Note, Supplemental Working Capital Note, and the MELF Loan, the Company incurred financing costs of $0.3 million, recorded as other assets on the accompanying balance sheets, which are being amortized on a straight-line basis until maturity of the related notes. The Company recorded amortization of deferred financing costs of  $44,000, $44,000, and $47,000 during the years ended December 31, 2009, 2010 and 2011, respectively, which was included in interest expense on the accompanying statements of operations.

Borrowings under the Working Capital Note are secured by all assets of the Company, except for Intellectual Property and permitted liens that have priority, including liens on equipment subsequently acquired to secure the purchase price or lease obligation, as defined in the loan agreement.  Borrowings under the Equipment Note, Supplemental Working Capital Note and the MELF Loan are secured by equipment, as defined in the loan agreements.

Capital Structure	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Structure [Abstract]
Capital Structure
(11)	Capital Structure

March 2011 Equity Financing

In March 2011, the Company closed a private placement transaction pursuant to which the Company sold securities consisting of 1,107,939 shares of common stock and warrants to purchase 1,046,102 shares of common stock. The purchase price per security was $28.30. The Company received net proceeds of $28.9 million. See Note 12 for discussion of the warrant liability.

In connection with the March 2011 equity financing, the Company filed a registration statement with the SEC for the registration of the total number of shares sold to the investors and shares issuable upon exercise of the warrants and the registration statement was declared effective by the SEC on May 16, 2011. The Company is required to use commercially reasonable efforts to cause the registration statement to remain continuously effective until such time when all of the registered shares are sold or such shares may be sold by non-affiliates without volume or manner-of-sale restrictions pursuant to Rule 144 of the Securities Act and without the requirement for the Company to be in compliance with the current public information requirement under Rule 144. In the event the Company fails to meet certain legal requirements in regards to the registration statement, it will be obligated to pay the investors, as partial liquidated damages and not as a penalty, an amount in cash equal to 1.5% of the aggregate purchase price paid by investors for each monthly period that the registration statement is not effective, up to a maximum aggregate payment of 6% of the purchase price paid by investors, except that if the Company fails to satisfy the current public information requirement pursuant to Rule 144(c)(1), the maximum aggregate payment would be 12% of the purchase price paid by investors. If the Company determines a registration payment arrangement in connection with the securities issued in March 2011 is probable and can be reasonably estimated, a liability will be recorded. As of June 30, 2012, we concluded the likelihood of having to make any payments under the arrangements was remote, and therefore did not record any related liability.

(12)	Capital Structure

Common Stock

Since inception, the Company has sold common stock to certain officers, directors, employees, consultants, and Scientific Advisory Board members.  As of December 31, 2011, the Company was authorized to issue 9,000,000 shares of common stock.  Each holder of common stock is entitled to one vote for each share held.  The Company will, at all times, reserve and keep available out of its authorized but unissued shares of common stock sufficient shares to effect the exercise of outstanding stock options and warrants.

March 2011 Equity Financing

In March 2011, the Company closed a private placement transaction pursuant to which the Company sold securities consisting of 1,107,939 shares of common stock and warrants to purchase 1,046,102 shares of common stock.  The purchase price per security was $28.30.  The Company received net proceeds of $28.9 million.

In connection with the March 2011 equity financing, the Company filed a registration statement with the SEC for the registration of the total number of shares sold to the investors and shares issuable upon exercise of the warrants and the registration statement was declared effective by the SEC on May 16, 2011.  The Company is required to use commercially reasonable efforts to cause the registration statement to remain continuously effective until such time when all of the registered shares are sold or such shares may be sold by non-affiliates without volume or manner-of-sale restrictions pursuant to Rule 144 of the Securities Act and without the requirement for the Company to be in compliance with the current public information requirement under Rule 144.  In the event the Company fails to meet certain legal requirements in regards to the registration statement, it will be obligated to pay the investors, as partial liquidated damages and not as a penalty, an amount in cash equal to 1.5% of the aggregate purchase price paid by investors for each monthly period that the registration statement is not effective, up to a maximum aggregate payment of 6% of the purchase price paid by investors, except that if the Company fails to satisfy the current public information requirement pursuant to Rule 144(c)(1), the maximum aggregate payment would be 12% of the purchase price paid by investors.  If the Company determines a registration payment arrangement in connection with the securities issued in March 2011 is probable and can be reasonably estimated, a liability will be recorded. As of December 31, 2011, we concluded the likelihood of having to make any payments under the arrangements was remote, and therefore did not record any related liability.

Initial Public Offering

In April 2010, the Company completed its initial public offering, selling 600,000 shares of common stock at an initial public offering price of $50.00 per share resulting in gross proceeds of $30.0 million.  Net proceeds received after underwriting fees and offering expenses were $25.7 million.  In connection with the closing of the initial public offering, all outstanding shares of the Company's redeemable convertible preferred stock were converted into an aggregate of 565,196 shares of common stock, and all outstanding warrants to purchase preferred stock were converted into warrants to purchase 11,046 shares of common stock.

Preferred Stock

As of December 31, 2011, the Company was authorized to issue 10,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges, and restrictions thereof.  These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock.  The issuance of our preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation.  In addition, the issuance of preferred stock could have the effect of delaying, deferring or preventing a change of control of our company or other corporate action.  There are no shares issued or outstanding as of December 31, 2011.

In August 2004 and March 2005, the Company issued 20,943,577 and 3,247,095 shares, respectively, of Series A-1 at $1.61683 per share.  The shares issued in August 2004 resulted in cash proceeds of approximately $30.1 million, net of transaction costs, and the conversion of principal and interest on the convertible notes in the aggregate amount of approximately $3.6 million.  The shares issued in March 2005 resulted in cash proceeds of approximately $5.2 million, net of transaction costs.  In June 2006, the Company converted each share of Series A-1 into one share of Series A.  All terms of the Series A remained the same as the Series A-1.  In June 2006, the Company issued 27,637,363 shares of Series B at $1.82 per share.  The shares issued resulted in cash proceeds of approximately $50.0 million, net of transaction costs.  In September 2007 and October 2008, the Company issued 18,332,965 and 11,793,127 shares of Series C, respectively, at $1.82 per share.  The shares issued resulted in cash proceeds of approximately $33.2 million and $21.4 million, net of transaction costs, in 2007 and 2008, respectively.  The Company incurred aggregate costs of $0.2 million for Series A, $0.3 million for Series B, and $0.3 million for Series C, respectively, in connection with the sale of the Series A, Series B, and Series C, which reduced the initial carrying value of each Series of redeemable convertible preferred stock.

The Series A, Series B, and Series C were convertible into common stock at the option of the holder on a share-for-share basis, subject to certain customary anti-dilution adjustments contained in the Company's certificate of incorporation, which were triggered, with respect to each series of preferred stock, upon the closing of the Company's IPO in April 2010.  In addition, the Series A, Series B and Series C were entitled to vote together with the common stockholders as one class and were entitled to separate votes on certain matters.  The Series A, Series B, and Series C stockholders were entitled to receive an annual 8% dividend, when and if declared by the board of directors.  No dividends were declared through the conversion date in April 2010.

Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants [Abstract]
Warrants
(12)	Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities under FASB Accounting Standard Codification (ASC) 815, Derivatives and Hedging (ASC 815) if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. We classify derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011 and June 30, 2012:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

Equity-classified Warrants

In March 2011, the Company granted a warrant to a lender to purchase 7,068 shares of common stock in connection with the refinancing of the Company's Working Capital Note. See Note 10 for a discussion of the refinancing. The Company determined the fair value of the warrant as of the date of grant was $14.90 per share by utilizing the Black-Scholes model. In estimating the fair value of the warrant, the Company utilized the following inputs: closing price per share of common stock of $27.40, volatility of 64.96%, expected term of 5 years, risk-free interest rate of 2.0% and dividend yield of zero.

Liability-classified Warrants

In March 2011, the Company issued warrants to purchase 1,046,102 shares of common stock in connection with a private placement transaction (see Note 11). Each warrant is exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations. During the three months ended June 30, 2011 and 2012, the Company recorded non-operating income of $9.5 million and non-operating expense of $1.2 million, respectively, due to changes in the estimated fair value of these warrants.   During the six months ended June 30, 2011 and 2012, the Company recorded non-operating income of $9.9 million and non-operating expense of $0.7 million, respectively, due to changes in the estimated fair value of these warrants.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange) or a Delisting, which is deemed to occur when the common stock is no longer listed on a national securities exchange. The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction or a Delisting.

The net cash settlement value at the time of any future Fundamental Transaction or Delisting will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield. The warrant requires use of a volatility assumption equal to the greater of (i) 100%, (ii) the 30-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting, or (iii) the arithmetic average of the 10, 30, and 50-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting.

The Company is currently appealing a notice of delisting from the NASDAQ Stock Market for failure to maintain minimum stockholders' equity.  If the Company's common stock is delisted and is not subsequently listed on another national securities exchange, the Company would be required to pay the cash settlement value for these warrants.  If a delisting occurred on June 30, 2012, this amount would have been $2.3 million.

The fair value of the warrants is determined using a risk-neutral lattice methodology within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or Delisting into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock, assumptions regarding the expected amounts and dates of future equity financing activities, assumptions regarding the likelihood and timing of Fundamental Transactions or a Delisting, the historical volatility of the stock prices of the Company's common stock, risk-free rates based on U.S. Treasury security yields, and the Company's dividend yield. Changes in these assumptions can materially affect the fair value estimate. We could, at any point in time, ultimately incur amounts significantly different than the carrying value. For example, as of June 30, 2012, the calculated cash settlement value of $2.3 million exceeded the fair value of $1.8 million. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of June 30, 2012
	December 31, 2011	June 30, 2012

Calculated aggregate value	$2,511	$1,820	$2,289	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$4.70	$2.95	$2.95
Volatility	93.8%	108.0%	172.6%	(2)
Probability of Fundamental Transaction or Delisting	28.9%	62.6%	Not applicable
Expected term (years)	Not applicable	Not applicable	3.7
Risk-free interest rate	0.7%	0.6%	0.6%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2012.

(13)	Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.  Stock warrants are accounted for as derivative liabilities under FASB ASC 815, Derivatives and Hedging (ASC 815) if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price.  We classify derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

Equity-classified Warrants

In March 2011, the Company granted a warrant to a lender to purchase 7,068 shares of common stock in connection with the refinancing of the Company's Working Capital Note.  See Note 10 for a discussion of the refinancing.  The Company determined the fair value of the warrant as of the date of grant was $14.90per share by utilizing the Black-Scholes model.  In estimating the fair value of the warrant, the Company utilized the following inputs: closing price per share of common stock of $27.40, volatility of 64.96%, expected term of 5 years, risk-free interest rate of 2.0% and dividend yield of zero.

In conjunction with the Working Capital Note, Equipment Note, and the Supplemental Working Capital Note, the Company issued warrants to purchase shares of Series A, B, and C Preferred Stock.  Upon the close of the Company's initial public offering, the preferred stock warrants automatically converted into warrants to purchase 11,046 shares of common stock.  Warrants related to the Working Capital Note expire ten years from the date of issuance. Warrants related to the Equipment and Supplemental Working Capital Notes expire the earlier of eight years from the date of issuance or upon acquisition of the Company as defined in the warrant agreement.

Prior to the Company's initial public offering, the warrants were classified as a warrant liability on the balance sheet because the warrants entitled the holder to purchase shares of preferred stock, which the holder could have caused the Company to redeem at the option of the holder.  Subsequent to the closing of the initial public offering, these warrants no longer are exercisable for a redeemable security, and therefore such warrants are now classified within stockholders' equity.

The aggregate fair value of these warrants as of the initial public offering date was lower than the aggregate fair value as of December 31, 2009, resulting in a noncash credit to change in fair value of common stock warrants of $0.2 million during the year ended December 31, 2010.

Liability-classified Warrants

In March 2011, the Company issued warrants to purchase 1,046,102 shares of common stock in connection with a private placement transaction.  Each warrant is exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement.  The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations.  During the year ended December 31, 2011, the Company recorded non-operating income of $14.4 million due to a decrease in the estimated fair value of these warrants.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price.  In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange) or a Delisting, which is deemed to occur when the common stock is no longer listed on a national securities exchange.  The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction or a Delisting.

The net cash settlement value at the time of any future Fundamental Transaction or Delisting will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield.  The warrant requires use of a volatility assumption equal to the greater of (i) 100%, (ii) the 30-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting, or (iii) the arithmetic average of the 10, 30, and 50-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting.

The fair value of the warrants is determined using a risk-neutral lattice methodology within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or Delisting into the calculation of fair value.  The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock, assumptions regarding the expected amounts and dates of future equity financing activities, assumptions regarding the likelihood and timing of Fundamental Transactions or a Delisting, the historical volatility of the stock prices of the Company's peer group, risk-free rates based on U.S. Treasury security yields, and the Company's dividend yield.  Changes in these assumptions can materially affect the fair value estimate.  We could, at any point in time, ultimately incur amounts significantly different than the carrying value.  For example, as of December 31, 2011, the calculated cash settlement value of $3.6 million exceeded the fair value of $2.5 million.  The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of December 31, 2011
	March 4, 2011	December 31, 2011

Calculated aggregate value	$16,947	$2,511	$3,596	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$26.00	$4.70	$4.70
Volatility	65.0%	93.8%	151.0	% (2)
Probability of Fundamental Transaction or Delisting	48.9%	28.9%	Not applicable
Expected term (years)	Not applicable	Not applicable	4.2
Risk-free interest rate	2.2%	0.7%	0.6%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2011, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2011.

Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation [Abstract]
Stock-based Compensation
(13)	Stock-Based Compensation

The Company currently maintains two stock-based compensation plans. Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the 2004 Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering. Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of awards granted are determined by the Company's compensation committee. The equity awards granted under the 2010 Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan. As of June 30, 2012, 28,650 shares of common stock were available for future grants under the 2010 Plan.

Stock Options

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(8,633)	$22.94
Outstanding at June 30, 2012	250,993	$12.82	8.9	$—

Vested and expected to vest at June 30, 2012	231,148	$13.17	8.9	$—

Exercisable at June 30, 2012	52,297	$28.29	7.2	$—

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the three months ended June 30, 2011 and 2012 was $0.2 million and $0.1 million, respectively. Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the six months ended June 30, 2011 and 2012 was $0.5 million and $0.2 million, respectively. As of June 30, 2012, there was $1.0 million of unrecognized compensation expense, net of forfeitures, related to unvested employee stock options. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 3.2 years.

Total stock-based compensation expense recognized for stock options to non-employees for the three and six months ended June 30, 2011 and 2012 was immaterial.

The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(960)	$20.73
Nonvested at June 30, 2012	75,844	$7.95

Total stock-based compensation expense recognized for restricted stock to employees for the three months ended June 30, 2011 and 2012 was $38,000 and $34,000, respectively. Total stock-based compensation expense recognized for restricted stock to employees for the six months ended June 30, 2011 and 2012 was $38,000 and $83,000, respectively.  As of June 30, 2012, there was $0.4 million of unrecognized compensation expense, net of forfeitures, related to unvested employee restricted stock. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 3.4 years.

(14)	Stock-based Compensation

The Company currently maintains two stock-based compensation plans.  Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering.  Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of options granted are determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors.  The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan.  As of December 31, 2011, 77,391 shares of common stock were available for future grants under the Plan.

Stock Options

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2008	52,040	$36.30
Granted	35,892	$4.40
Exercised	(2,008)	$27.10
Forfeited	(14,558)	$135.47
Outstanding at December 31, 2009	71,366	$10.09
Granted	79,105	$36.51
Exercised	(3,242)	$4.40
Forfeited	(9,331)	$17.36
Outstanding at December 31, 2010	137,898	$24.89
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63

Vested and expected to vest at December 31, 2011	161,975	$17.06	8.9	$57

Exercisable at December 31, 2011	45,827	$27.35	7.3	$6

During 2009, 2010 and 2011, the Company issued options to purchase 35,892, 75,905, and 129,569shares of common stock, respectively, to employees and non-employee directors under the Plans.  The per-share weighted-average fair value of the options granted to employees during 2009, 2010 and 2011 was estimated at $4.40, $36.51, and $6.10, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2009	2010	2011

Volatility	66.2%	69.4%	78.79%
Expected term	6 years	6 years	5.5 years
Risk-free interest rate	2.7%	2.0%	1.37%
Dividend yield	None	None	None

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the years ended December 31, 2009, 2010, and 2011 was $0.9 million, $0.9 million, and $0.7 million, respectively.  As of December 31, 2011, there was $0.9 million of unrecognized compensation expense, net of forfeitures, related to non-vested employee stock options and remaining incremental expense associated with the modification of stock options and $26,000 of unrecognized compensation expense related to non-vested non-employee director stock options, which are expected to be recognized over a weighted- average period of approximately 3.5 years.

During 2010 and 2011, the Company issued options to purchase 3,200and 1,000 shares of common stock, respectively, to non-employee consultants under the Plan.  No options were granted to non-employees during the year ended December 31, 2009.  The per-share weighted-average fair value of the options granted to non-employees during 2010 and 2011 was estimated at $12.10 and $2.90, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2009	2010	2011

Volatility	Not applicable	69.35%	88.47%
Expected term	Not applicable	6 years	5 years
Risk-free interest rate	Not applicable	2.0%	0.83%
Dividend yield	Not applicable	None	None

Total stock-based compensation expense recognized for stock options to nonemployees for the years ended December 31, 2010 and 2011 was $14,000 and $9,000, respectively.  For the year ended December 31, 2009, the Company recognized a credit of $66,000 due to the decline in the per-share fair value of the outstanding options granted to non-employees.  As of December 31, 2011, there was approximately $5,000 of unrecognized compensation expense related to non-vested non-employee stock options, which is expected to be recognized over a weighted- average period of less than 1 year.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and other third parties.  The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized based on the period in which the restrictions lapse.

The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2008	320	$—
Granted	—	$—
Vested	(276)	$35.10
Forfeited	—	$—
Nonvested at December 31, 2009	44	$58.00
Granted	—	$—
Vested	(44)	$58.00
Forfeited	—	$—
Nonvested at December 31, 2010	—	$—
Granted	31,096	$24.20
Vested	(2,167)	$24.20
Forfeited	(14,941)	$24.20
Nonvested at December 31, 2011	13,988	$24.20

Total stock-based compensation expense for restricted stock was $10,000, $1,000, and $0.1 million for the years ended December 31, 2009, 2010, and 2011, respectively.  As of December 31, 2011, there was $0.2 million of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted- average period of 3.1 years.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan
(15)	Employee Benefit Plan

The Company maintains a defined contribution 401(k) plan (the 401(k) Plan) for the benefit of its employees.  Employee contributions are voluntary and are determined on an individual basis, limited by the maximum amounts allowable under federal tax regulations.  As of December 31, 2011, the Company has not elected to match any of the employee's contributions to the 401(k) Plan.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(14)	Commitments and Contingencies

Operating Leases

The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $186,000 and $37,000 for the three months ended June 30, 2011 and 2012, respectively.  Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $376,000 and $87,000 for the six months ended June 30, 2011 and 2012, respectively. The following table summarizes future minimum lease payments as of June 30, 2012 (in thousands):

2012	$498
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments	$3,893

The lease agreement for the Company's facility in East Norriton, Pennsylvania requires the Company to provide security and restoration deposits totaling $2.2 million to the landlord. The Company has deposited $1.0 million with the landlord as a security deposit, which amount was recorded as a non-current other asset on the Company's balance sheet as of December 31, 2011 and June 30, 2012. As of June 30, 2012, an outstanding letter of credit is satisfying the remaining restoration deposit obligation of $1.2 million. At the end of the lease term, the landlord has the right to require the Company to utilize the funds collateralizing this letter of credit to restore the facility to its original condition. The letter of credit is collateralized by an account held at the bank. If the bank determines the collateral to be insufficient, the bank has the right to demand additional collateral. If the Company fails to provide additional collateral, the bank has the right to withdraw the letter of credit. In that event, the landlord would have the right to require the Company to deposit cash of up to $1.2 million in an account to satisfy its deposit obligation.

(16)	Commitments and Contingencies

(a)Leases and Letters of Credit

The Company leases office space and office equipment under operating leases, which expire at various times through February 2016.  Rent expense under these operating leases was $0.7 million for each of the years ended December 31, 2009, 2010, 2011, and $4.6 million for the period from July 10, 2003 (inception) through December 31, 2011.

The following table summarizes future minimum lease payments as of December 31, 2011 (in thousands):

2012	$992
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments (1)	$4,387

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Effective March 2011, the lease agreement for the Company's facility in East Norriton, Pennsylvania required the Company to provide security and restoration deposits totaling $2.2 million to the landlord, an increase from the prior amount of $1.7 million. Until January 2011, the Company obtained letters of credit from a bank in favor of the landlord to satisfy the obligations.  In January 2011, the Company deposited $1.0 million with the landlord as a security deposit, which amount is recorded as a non-current other asset on the Company's balance sheet as of December 31, 2011.  As of December 31, 2011, an outstanding letter of credit is satisfying the remaining o restoration deposit obligation of $1.2 million.  At the end of the lease term, the landlord has the right to require the Company to utilize the funds collateralizing this letter of credit to restore the facility to its original condition.  The letter of credit is collateralized by an account held at the bank.  If the bank determines the collateral to be insufficient, the bank has the right to demand additional collateral.  If the Company fails to provide additional collateral, the bank has the right to withdraw the letter of credit.  In that event, the landlord would have the right to require the Company to deposit cash of up to $1.2 million in an account to satisfy its deposit obligation.

In May 2011, the Company exercised the first five-year renewal option under its lease for laboratory space in Winston-Salem, North Carolina.  The amended lease extends the lease term to October 2016 and provides for payments of average annual base rent of approximately $0.2 million commencing in October 2011.

(b)	License and Research Agreements

In 2003, a license agreement was executed with Children's Medical Center Corporation (CMCC), whereby CMCC granted the Company a license to utilize certain patent rights.  In accordance with the license agreement, the Company paid an initial license fee of $0.2 million, which was recorded as research and development expense.  Additionally, the license agreement requires the Company to reimburse CMCC for patent costs related to the underlying licensed rights.  In 2009, 2010, 2011, and for the period from July 10, 2003 (inception) through December 31, 2011, the Company recorded $0.2 million, $0.2 million, $0.2 million, and $2.3 million, respectively, related to the reimbursement of such patent costs as general and administrative expenses in the accompanying statements of operations.

The Company is obligated to make payments to CMCC upon the occurrence of various development and sales milestones.  During the fourth quarter of 2006, the Company achieved two of its development milestones for the first licensed product launched, as defined in the agreement, and paid $0.4 million, which was recorded as research and development expense for the year ended December 31, 2006.  No further milestones payments have been made.  If the Company develops and obtains regulatory approval of a licensed product in each of the four subfields covered under the license, it will be required to pay CMCC milestones aggregating approximately $6.9 million, which includes $0.4 million paid to date.  Also, if cumulative net sales of all licensed products reach a certain level, the Company will be required to make a one-time sales milestone payment of $2.0 million.  The timing and likelihood of such milestone payments are not currently known to the Company.  A portion of the milestone payments the Company makes will be credited against its future royalty payments.  The Company must pay CMCC royalties in the mid-single digit range based on net sales of licensed products as defined in the agreement by the Company, its affiliates and its sublicensees, which royalties will be reduced for certain amounts the Company is required to pay to license patents or intellectual property from third parties and under certain circumstances if there is a competing product.  No royalties will be payable with respect to sales of licensed products in countries where there is no valid patent claim, unless the Company advised CMCC not to file for patent protection in that country and later chose to market and sell licensed products in such country.  The license agreement, and the Company's obligation to pay royalties, terminates on the later of the expiration, on a country-by-country basis, of the last patent right and October 2018.

In January 2006 the Company entered into a license agreement with Wake Forest University Health Sciences, or WFUHS, which was amended in May 2007, for the license of certain of WFUHS's intellectual property rights.  Under the license agreement, the Company issued WFUHS a warrant to purchase 320 shares of the Company's common stock through January 1, 2016 at an exercise of $23.20 per share and is required to pay WFUHS a percentage of certain consideration received from a sublicensee.  The Company is not required to make any milestone payments to WFUHS related to the development or commercialization of the licensed products, but the Company is required to pay certain license maintenance fees with respect to each product covered by new development patents, commencing two years after the Company initiates the first animal study conducted under cGLP, with respect to such product.  These license maintenance fees, which are in the low six figure range with respect to each product, will be creditable against royalties the Company is obligated to pay to WFUHS for such product.  In addition, the Company is required to pay WFUHS royalties in the low- to mid-single digit range based on net sales of licensed products in all countries.  With respect to any product covered by an improvement patent, the Company's obligation to pay royalties to WFUHS terminates upon the later of the expiration, on a product-by-product basis, of the last to expire patent covering such product and the date that is 15 years from the first commercial sale of such product, provided that no such royalty is payable more than seven years after expiration of the last-to-expire patent covering such product.

In January 2006, the Company entered into a research agreement with WFUHS, which was amended in September 2006 and extended in September 2010 for an additional three-year period.  Under the research agreement, WFUHS agreed to perform sponsored research in return for quarterly payments.  As of December 31, 2010, the Company was obligated to make payments of $800,000 with respect to the 2011 research activities of WFUHS under the extended agreement.  The Company terminated the research agreement with WFUHS effective December 31, 2011 and has no further financial or other obligations under this agreement.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(17)	Income Taxes

A reconciliation of the statutory U.S. federal rate to the Company's effective tax rate is as follows:

	Year Ended December 31,
	2009	2010	2011
Percent of pre-tax income:
U.S. federal statutory income tax rate	(34.0)	(34.0)	(34.0)
State taxes, net of federal benefit	(6.7)	(7.1)	(7.2)
Interest expense –revaluation of warrants	—	—	(25.5)
Other	(1.1)	(0.5)	0.8
Valuation allowance	41.8	41.6	65.9
Effective income tax expense rate	—	—	—

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows (in thousands):

	December 31,
	2010	2011
Net operating loss carryforwards	$44,765	$56,702
Research and development credits	4,697	5,241
Depreciation and amortization	8,148	5,198
Capitalized start-up costs	12,162	14,703
Other temporary differences	1,134	2,384
Gross deferred tax asset	70,906	84,228
Deferred tax assets valuation allowance	(70,906)	(84,228)
	$—	$—

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences representing net future deductible amounts become deductible.  Due to the Company's history of losses, the deferred tax assets are fully offset by a valuation allowance at December 31, 2010 and 2011.  The valuation allowance in 2010 increased by $12.5 million over 2009 and the valuation allowance in 2011 increased by $13.3 million over 2010, related primarily to additional net operating losses incurred by the Company and additional capitalized start-up expenses.

The Company has moved its corporate headquarters to its leased facility in Winston-Salem, North Carolina during the first quarter of 2012.   As a result of differences in effective tax rates in North Carolina versus Pennsylvania, the deferred effective state tax rate is anticipated to be reduced.  As the Company has a full valuation allowance on its deferred taxes, there is no impact related to the change in the effective state tax rate on the balance sheet and statement of operations.   The Company is updating its forecasted effective state tax rate to consider this impact on its deferred taxes and will continue to monitor and update the rate as necessary.  Additionally, the Company has approximately a $8.3 million deferred tax asset related to Pennsylvania net operating loss carryforwards.  The ultimate use of this deferred tax asset may be impacted by the size of operations remaining in Pennsylvania in the future.  This deferred tax asset is currently offset by a full valuation allowance.

As of December 31, 2010, and 2011, approximately $29.6 million and $35.7 million, respectively, of the Company's expenses had been capitalized for tax purposes as start-up costs.  For tax purposes, capitalized start-up costs will be amortized over fifteen years beginning when the Company commences operations, as defined under the Internal Revenue Code.

The following table summarizes carryforwards of net operating losses and tax credits as of December 31, 2011 (in thousands).

	Amount	Expiration
Federal net operating losses	$138,631	2023 to 2031
State net operating losses	153,557	2019 to 2031
Research and development credits	5,241	2024 to 2031

The Tax Reform Act of 1986 (the Act) provides for a limitation on the annual use of net operating loss and research and development tax credit carryforwards following certain ownership changes (as defined by the Act) that could limit the Company's ability to utilize these carryforwards.  The Company has not completed a study to assess whether an ownership change has occurred, or whether there have been multiple ownership changes since its formation, due to the significant costs and complexities associated with such a study.  The Company may have experienced various ownership changes, as defined by the Act, as a result of past financings.  Accordingly, the Company's ability to utilize the aforementioned carryforwards may be limited.  Additionally, U.S. tax laws limit the time during which these carryforwards may be applied against future taxes; therefore, the Company may not be able to take full advantage of these carryforwards for federal or state income tax purposes.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
(18)	Quarterly Financial Data (Unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per share data)
YEAR 2011
Research and development expense	$3,345	$3,397	$2,837	$3,714
Net (loss) income	(7,029)	2,898	(960)	(13,970)
Per common share information:
Basic and diluted net (loss) income per share	$(4.50)	$1.21	$(0.40)	$(5.90)

YEAR 2010
Research and development expense	$3,316	$3,253	$3,543	$2,743
Net loss	(6,435)	(6,505)	(6,715)	(5,945)
Per common share information:
Basic and diluted net loss per share	$(143.30)	$(6.10)	$(5.40)	$(4.80)

Organization and Nature of Operations - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations
(1)	Organization and Nature of Operations

Tengion, Inc. (the Company) was incorporated in Delaware on July 10, 2003. The Company is a regenerative medicine company focused on discovering, developing, manufacturing and commercializing a range of neo-organs, or products composed of living cells, with or without synthetic or natural materials, implanted or injected into the body to engraft into, regenerate, or replace a damaged tissue or organ.  Using its Organ Regeneration Platform, the Company creates these neo-organs using a patient's own cells, or autologous cells.  The Company believes its proprietary product candidates harness the intrinsic regenerative pathways of the body to regenerate a range of native-like organs and tissues. The Company's product candidates are intended to delay or eliminate the need for chronic disease therapies, organ transplantation, and the administration of anti-rejection medications.  In addition, the Company's neo-organs are designed to avoid the need to substitute other tissues of the body for a purpose to which they are poorly suited.

Building on its clinical and preclinical experience, the Company is initially leveraging its Organ Regeneration Platform to develop its Neo-Urinary Conduit for bladder cancer patients who are in need of a urinary diversion and its Neo-Kidney Augment for patients with advanced chronic kidney disease. The Company operates as a single business segment. Operations of the Company are subject to certain risks and uncertainties, including, among others, uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; comprehensive government regulations; having no commercial manufacturing experience, marketing or sales capability or experience; and dependence on key personnel.

(1)           Organization and Nature of Operations

Tengion, Inc. (the Company) was incorporated in Delaware on July 10, 2003.  The Company is focused on discovering, developing, manufacturing and commercializing replacement human neo-organs derived from a patient's own cells, or autologous cells.  Building on clinical and preclinical experience, the Company is leveraging its platform to develop its Neo-Urinary Conduit for bladder cancer patients and its Neo-Kidney Augment for patients with advanced chronic kidney disease.  The Company operates as a single business segment.

Operations of the Company are subject to certain risks and uncertainties, including, among others, uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; comprehensive government regulations; having no commercial manufacturing experience, marketing or sales capability or experience; and dependence on key personnel.

Management's Plans to Continue as a Going Concern - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Management's Plans To Continue As A Going Concern [Abstract]
Management's Plans To Continue As A Going Concern
(2)	Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has a deficit accumulated during the development stage of $238.5 million as of June 30, 2012. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions.

Based upon its current expected level of operating expenditures and debt repayment, and assuming it is not required to settle any outstanding warrants in cash, the Company expects to be able to fund its operations through August 31, 2012. The Company intends to pursue additional sources of capital to continue its business operations as currently conducted and fund deficits in operating cash flows. There is no assurance that such financing will be available when needed or, if available, on terms acceptable to the Company. In the event financing is not obtained, the Company will not be able to remain in business and will likely need to seek protection under the United States bankruptcy laws.

The Company is currently appealing a notice of delisting from the NASDAQ Stock Market for failure to maintain minimum stockholders' equity.  While the appeal is pending, the Company's securities will not be delisted. However, there can be no assurance that the NASDAQ Listing Qualifications Panel will grant the Company's request for continued listing.  If the Company's common stock is delisted and is not subsequently listed on another national securities exchange, the Company would be required to pay the cash settlement value for certain outstanding warrants.  If a delisting occurred on June 30, 2012, this amount would have been $2.3 million.

These factors raise significant concerns about Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

(2)           Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  The Company has incurred losses since inception and has a deficit accumulated during the development stage of $230.2 million as of December 31, 2011, including $48.4 million of cumulative accretion on redeemable convertible preferred stock through April 2010.  The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions.

Based upon its current expected level of operating expenditures and debt repayment, and assuming it is not required to settle any outstanding warrants in cash, the Company expects to be able to fund its operations to September 2012.  The Company intends to pursue additional sources of capital to continue its business operations as currently conducted and fund deficits in operating cash flows.  There is no assurance that such financing will be available when needed or, if available, on terms acceptable to the Company.

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina.  The Company has retained a few administrative employees in its facility in East Norriton, Pennsylvania, and is exploring options to significantly reduce the amount of space it currently rents.

In the event financing is not obtained, the Company could pursue additional headcount reductions and other cost cutting measures to preserve cash as well as explore the sale of selected assets to generate additional funds.If the Company is required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs, these events could have a material adverse effect on the Company's business, results of operations and financial condition.

These factors could significantly limit the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Basis of Presentation and Reverse Stock Split - 10-Q	6 Months Ended
Jun. 30, 2012
Basis of Presentation and Reverse Stock Split [Abstract]
Basis of Presentation and Reverse Stock Split - 10-Q
(3)	Basis of Presentation and Reverse Stock Split

The accompanying unaudited financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnote disclosures required by GAAP for complete consolidated financial statements. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011, as amended, filed with the Securities and Exchange Commission (SEC). The results of the Company's operations for any interim period are not necessarily indicative of the results of operations for any other interim period or full year.

On May 25, 2012, the Company's Board of Directors approved the reverse stock split on the basis of one share of post-split common stock for each currently outstanding 10 shares of pre-split common stock and it became effective on June 14, 2012.  All common share and per-share data included in these financial statements reflect such reverse stock split.

Use of Estimates - 10-Q	6 Months Ended
Jun. 30, 2012
Use of Estimates [Abstract]
Use of Estimates
(4)	Use of Estimates

The preparation of financial statements, in accordance with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Net Income (Loss) Attributable to Common Stockholders Per Share - 10-Q	6 Months Ended
Jun. 30, 2012
Net Income (Loss) Attributable to Common Stockholders Per Share [Abstract]
Net Loss Attributable to Common Stockholders Per Share
(5)	Net Income (Loss) Attributable to Common Stockholders Per Share

Basic net income (loss) attributable to common stockholders per share is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding.  Diluted net income (loss) attributable to common stockholders per share includes the determinants of basic net income (loss) attributable to common stockholders per share and, in addition, reflects the dilutive effect of stock options and restricted stock. The following table presents computations of net income (loss) per share (in thousands, except per share data).

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2012	2011	2012
Numerator for basic and diluted net income (loss) per share – net income (loss) attributable to common stockholders	$2,898	$(3,319)	$(4,131)	$(8,268)
Denominator for basic net income (loss) attributable to common stockholders per share – weighted-average common shares outstanding	2,349	2,373	1,930	2,371
Effect of dilutive securities:
Stock options	20	—	—	—
Restricted stock	28	—	—	—
Dilutive potential common shares	48	—	—	—
Denominator for diluted net income (loss) attributable to common stockholders per share – weighted-average number of common shares outstanding and dilutive potential common shares	2,397	2,373	1,930	2,371
Basic net income (loss) attributable to common stockholders per share	$1.23	$(1.40)	$(2.14)	$(3.49)
Diluted net (loss) income attributable to common stockholders per share	$1.21	$(1.40)	$(2.14)	$(3.49)

The following potential common shares have been excluded from the calculation of diluted net (loss) income per share as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2012	2011	2012
Shares underlying warrants outstanding	1,064,616	1,064,616	1,064,616	1,064,616
Shares underlying options outstanding	124,567	250,993	151,753	250,993
Unvested restricted stock	—	75,844	22,295	75,844

Supplemental Cash Flow Information - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
(6)	Supplemental Cash Flow Information

	Six Months Ended June 30,		Period from July 10, 2003 (inception) through June 30,
	2011	2012	2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of warrants issued with issuance of long-term debt	105	—	2,290
Fair value of warrants issued with sale of common stock	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	—	123

(4)	Supplemental Cash Flow Information

The following table contains additional cash flow information for the periods reported (in thousands).

	Year Ended December 31,			Period from July 10, 2003 (inception) through December 31,	Period from July 10, 2003 (inception) through December 31,
	2009	2010	2011	2008	2011
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$—	$3,562	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	—	210	210
Fair value of warrants issued with issuance of long-term debt	9	—	105	2,176	2,290
Fair value of warrants issued with sale of common stock	—	—	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	191,909	—	—	191,909
Conversion of warrant liability	—	123	—	—	123
Noncash property and equipment additions	80	41	—	52	—
Cash paid for interest, net of amounts capitalized	3,008	1,695	722	6,853	12,278

Short-term Investments and Fair Value of Financial Instruments - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short-term Investments and Financial Instruments [Abstract]
Short-term Investments and Fair Value of Financial Instruments
(7)	Short-term Investments and Fair Value of Financial Instruments

As of December 31, 2011 and June 30, 2012, the carrying amounts of financial instruments held by the Company, which include cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments. In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates. See Note 12 for a discussion of fair value of the warrants.

As of December 31, 2011, short-term investments consisted of investments in commercial paper and U.S. government agency and corporate securities of $6.1 million. The Company has the ability and intent to hold these investments until maturity and, therefore, has classified the investments as held-to-maturity, which we carry at amortized cost. Due to the short-term nature of these investments, unrealized gains and losses have been deemed temporary and, therefore, not recognized in the accompanying financial statements. Income generated from short-term investments is recorded to interest income.

Fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and June 30, 2012 (in thousands).

	Fair value measurement at reporting date using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

At December 31, 2011:
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310
Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

At June 30, 2012:
Assets:
Cash and cash equivalents	$3,689	$—	$—	$3,689
Short-term investments	—	—	—	—
	$3,689	$—	$—	$3,689
Liabilities:
Warrant liability	$—	$—	$1,820	$1,820

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Warrant liability

Balance at December 31, 2011	$2,511
Change in fair value of warrant liability	(691)
Balance at June 30, 2012	$1,820

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the warrant liability.

(5)	Short-term Investments and Financial Instruments

As of December 31, 2010 and 2011, the carrying amounts of financial instruments held by the Company, which include cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments.  In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates.  See below and Note 13 for a discussion of fair value of the warrants.

As of December 31, 2011, short-term investments consisted of investments in commercial paper and U.S. government agency and corporate securities of $6.1 million.  As of December 31, 2010, the Company had no short-term investments.  The Company had the ability and intent to hold these investments until maturity and therefore has classified the investments as held-to-maturity.  Due to the short-term nature of these investments, unrealized gains and losses have been deemed temporary and therefore not recognized in the accompanying financial statements.  Income generated from short-term investments is recorded to interest income.

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2010 and 2011 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2010
Assets:
Cash and cash equivalents	$11,972	$—	$—	$11,972

At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Balance at January 1, 2010	$314
Issuance of additional warrants	—
Change in fair value of warrant liability	(191)
Reclassification of warrant liability to stockholders' equity	(123)
Balance at December 31, 2010	$—
Issuance of additional warrants	16,947
Change in fair value of warrant liability	(14,436)
Balance at December 31, 2011	$2,511

The fair value of the warrant liability is based on Level 3 inputs.  For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value.  See Note 13 for further discussion of the warrant liability.

Certain assets and liabilities, including property and equipment, severance benefits and the lease liability, are measured at fair value on a nonrecurring basis.  These assets and liabilities are recognized at fair value when they are deemed to be impaired or in the period in which the liability is incurred.  The Company recorded an impairment charge of $7.4 million in the year ended December 31, 2011, to fully write off certain property and equipment as discussed in Note 6.  The Company recorded another charge of $1.8 million in the year ended December 31, 2011 related to the fair value of the liability incurred at the cease-use date related to certain operating leases as discussed in Note 10.  The Company also recorded $1.7 million charge in the year ended December 31, 2011 related to termination benefits as discussed in Note 9.

Restructuring Expenses - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Restructuring Expenses [Abstract]
Restructuring Expenses
(8)	Restructuring Expenses

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina. The Company has retained a few administrative employees in its facility in East Norriton, Pennsylvania, and is exploring options to significantly reduce the amount of space it currently rents.

The Company offered severance benefits to the terminated employees, and recorded a $1.7 million charge for personnel-related termination costs in the fourth quarter of 2011, of which $0.8 million was included in research and development expense and $0.9 million was included in general and administrative expense in the accompanying statements of operations. The Company expects to complete payment of these severance benefits by September 2012.

The following table summarizes the activity related to accrued severance benefits for the six months ended June 30, 2012 (in thousands).

Accrued Severance Benefits

Balance at December 31, 2011	$1,544
Net charges paid	(1,382)
Balance at June 30, 2012	$162

(9)	Restructuring Expenses

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina.   The Company has retained a few administrative employees in its facility in East Norriton, Pennsylvania, and is exploring options to significantly reduce the amount of space it currently rents.  In connection with the restructuring, the Company recorded a non-cash property and equipment impairment charge (see Note 6 for further information) and a non-cash charge related to its lease obligations (see Note 10 for further information).

The Company offered severance benefits to the terminated employees, and estimates a total charge for personnel-related termination costs of approximately $2.0 million. The Company recorded $1.7 million of the total charge in the fourth quarter of 2011, of which $0.8 million is included in research and development expense and $0.9 million is included in general and administrative expense in the accompanying statements of operations.  The Company expects to complete payment of these severance benefits by September 2012.  The following table summarizes the activity related to accrued severance benefits for the year ended December 31, 2011 (in thousands).

	2011 charges to operations	2011 charges paid	Accrual balance as of December 31, 2011
Restructuring Expenses:
Severance benefits	$1,716	$172	$1,544

In 2009, the Company implemented a restructuring plan, which reduced headcount by 34 employees.  Expenses incurred related to the 2009 restructuring consisted of termination benefits of $0.9 million in the year ended December 31, 2009, of which $0.6 million is included in research and development expense and $0.3 million is included in general and administrative expense in the accompanying statements of operations.  As of December 31, 2010 all cost associated with the 2009 restructuring plan were incurred and paid.

Lease Liability - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Lease Liability [Abstract]
Lease Liability
(9)	Lease Liability

The Company entered into an agreement in February 2006 to lease warehouse space effective March 1, 2011, at which time the Company determined it was not likely to utilize the space during the five-year lease term. Therefore, the Company recorded a liability as of March 1, 2011, the cease-use date, for the fair value of its obligations under the lease. The most significant assumptions used in determining the amount of the estimated lease liability are the potential sublease revenues and the credit-adjusted risk-free rate utilized to discount the estimated future cash flows.

In connection with the restructuring described in Note 8, the Company determined it was not likely to utilize substantially all of the leased office and manufacturing space in its East Norriton, Pennsylvania facility during the remainder of the lease term. Therefore, the Company recorded a liability as November 30, 2011, the cease-use date, for the fair value of its obligations under the lease.

The following table summarizes the activity related to the lease liability for the period ended June 30, 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2011	$828	$854	$1,682
Charges utilized	(119)	(278)	(397)
Additional charges to operations	47	45	92
Balance at June 30, 2012	756	621	1,377
Less current portion	(229)	(470)	(699)
	$527	$151	$678

(10)	Lease Liability

The Company entered into an agreement in February 2006 to lease warehouse space effective March 1, 2011, at which time the Company determined it was not likely to utilize the space during the five-year lease term.  Therefore, the Company recorded a liability as of March 1, 2011, the cease-use date, for the fair value of its obligations under the lease.  The most significant assumptions used in determining the amount of the estimated lease liability are the potential sublease revenues and the credit-adjusted risk-free rate utilized to discount the estimated future cash flows.  During 2011, the Company recorded a liability and corresponding expense, which is included in other expense on the statement of operations, of $0.9 million, based on the Company's estimate of the fair value of its obligations.

In connection with the restructuring described in Note 9, the Company determined it was not likely to utilize substantially all of the leased office and manufacturing space in its East Norriton, Pennsylvania facility during the remainder of the lease term.  Therefore, the Company recorded a liability as November 30, 2011, the cease-use date, for the fair value of its obligations under the lease.  During 2011, the Company recorded a liability and corresponding expense, which is included in other expense on the statement of operations, of $0.9 million, based on the Company's estimate of the fair value of its obligations.

The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Less current portion	(225)	(514)	(739)
	$603	$340	$943

Debt - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt [Abstract]
Debt
(10)	Debt

Total debt outstanding consists of the following (in thousands):

	December 31, 2011	June 30, 2012
Working Capital Note	$5,000	$4,052
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(104)
	4,987	3,948
Less current portion	(2,205)	(2,404)
	$2,782	$1,544

The Company recorded interest expense of $0.2 million and $0.2 million for the three months ended June 30, 2011 and 2012, respectively. The Company recorded interest expense of $0.5 million and $0.3 million for the six months ended June 30, 2011 and 2012, respectively.

(11)	Debt

Total debt outstanding consists of the following (in thousands):

	December 31,
	2010	2011
Working Capital Note	$7,257	$5,000
Equipment and Supplemental Working Capital Notes	1,015	126
Machinery and Equipment Loan	477	-
Unamortized debt discount	(148)	(139)
	8,601	4,987
Less current portion	(4,016)	(2,205)
	$4,585	$2,782

Principal payments due as of December 31, 2011 are as follows (in thousands):

2012	$2,274
2013	2,620
2014	232
5,126
Less unamortized debt discount	(139)
$4,987

Working Capital Note

The Company has an outstanding working capital loan (the Working Capital Note) that was utilized to fund working capital needs of the Company.  In March 2011, the Company refinanced the outstanding debt owed to its lender of the Working Capital Note.  Pursuant to the terms of the refinancing, the Company simultaneously borrowed $5 million and repaid the then outstanding principal amount of $4.5 million. The Company modified the classification of long-term debt on its balance sheet as of December 31, 2010 to reflect the revised payment terms included in the new loan agreement.

Borrowings under the Working Capital Note are secured by all assets of the Company, except for Intellectual Property and permitted liens that have priority, including liens on equipment subsequently acquired to secure the purchase price or lease obligation, as defined in the loan agreement.  The Company is obligated to make interest-only payments through January 2012, followed by 24 monthly payments of principal and interest at an interest rate of 11.75% per annum.  In connection with the refinancing, the Company granted a warrant to the lender to purchase 7,068 shares of common stock.  The fair value of the warrant issued in connection with the refinancing was $0.1 million, using the Black-Scholes model.  See Note 13 for further discussion on warrants.

In addition, the lender also holds warrants exercisable into 100,874 shares of common stock as of December 31, 2011.  The estimated fair value of all of the warrants issued to the lender has been recorded against the carrying value of the Working Capital Note as an original issue discount (OID), which is being amortized to interest expense over the term of the Working Capital Note.  During the years ended December 31, 2009, 2010 and 2011, the Company recognized a noncash charge to interest expense of $0.4 million, $0.3 million, and $0.1 million, respectively, for the amortization of OID.

The Company recorded interest expense of $2.4 million, $1.5 million, and $0.6 million related to the Working Capital Note for the years ended December 31, 2009, 2010 and 2011, respectively.

Equipment and Supplemental Working Capital Note

In 2005, the Company executed a loan facility with another lender to fund equipment (the Equipment Note) and other asset purchases (the Supplemental Working Capital Note) from July 2005 through December 2010. Borrowings under the Equipment and Supplemental Working Capital Note are secured by equipment, as defined in the loan agreements.  As of December 31, 2011, the Equipment Note and the Supplemental Working Capital Note bear interest at an average rate of 11.49% and 13.52%, respectively.  The Company will make its final monthly principal and interest payment in April 2012 for each of the Equipment Note and the Supplemental Working Capital Note.  The Company recorded interest expense of $0.6 million, $0.3 million, and $0.1 million related to the Equipment and Supplemental Working Capital Notes for the years ended December 31, 2009, 2010 and 2011, respectively.

The lender holds warrants exercisable into 9,578 shares of common stock as of December 31, 2011.  The estimated fair value of the warrants issued to this lender has been recorded against the carrying value as OID, which is being amortized as interest expense over the term of the Equipment and Supplemental Working Capital Notes.  During the years ended December 31, 2009, 2010 and 2011, the Company recognized a noncash charge to interest expense of $44,000, $31,000, and $9,000, respectively, for the amortization of OID.

Machinery and Equipment Loan

In December 2007, the Company executed an agreement with the Commonwealth of Pennsylvania to fund machinery and equipment and other asset purchases (MELF Loan) through December 31, 2010.  Borrowings under the MELF Loan are secured by equipment, as defined in the loan agreement.  Under the terms of the MELF Loan, the Company has a four year period of payments of principal and accrued interest at an annual interest rate of 5% until September 2011 and 5.25% from September 2011 through maturity of the loan. The Company made its final monthly principal and interest payment in December 2011.  The Company recorded interest expense of $54,000, $36,000 and $13,000 related to the MELF Loan for the years ended December 31, 2009, 2010 and 2011, respectively.

In connection with the Working Capital Note, Equipment Note, Supplemental Working Capital Note, and the MELF Loan, the Company incurred financing costs of $0.3 million, recorded as other assets on the accompanying balance sheets, which are being amortized on a straight-line basis until maturity of the related notes. The Company recorded amortization of deferred financing costs of  $44,000, $44,000, and $47,000 during the years ended December 31, 2009, 2010 and 2011, respectively, which was included in interest expense on the accompanying statements of operations.

Borrowings under the Working Capital Note are secured by all assets of the Company, except for Intellectual Property and permitted liens that have priority, including liens on equipment subsequently acquired to secure the purchase price or lease obligation, as defined in the loan agreement.  Borrowings under the Equipment Note, Supplemental Working Capital Note and the MELF Loan are secured by equipment, as defined in the loan agreements.

Capital Structure - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Structure [Abstract]
Capital Structure
(11)	Capital Structure

March 2011 Equity Financing

In March 2011, the Company closed a private placement transaction pursuant to which the Company sold securities consisting of 1,107,939 shares of common stock and warrants to purchase 1,046,102 shares of common stock. The purchase price per security was $28.30. The Company received net proceeds of $28.9 million. See Note 12 for discussion of the warrant liability.

In connection with the March 2011 equity financing, the Company filed a registration statement with the SEC for the registration of the total number of shares sold to the investors and shares issuable upon exercise of the warrants and the registration statement was declared effective by the SEC on May 16, 2011. The Company is required to use commercially reasonable efforts to cause the registration statement to remain continuously effective until such time when all of the registered shares are sold or such shares may be sold by non-affiliates without volume or manner-of-sale restrictions pursuant to Rule 144 of the Securities Act and without the requirement for the Company to be in compliance with the current public information requirement under Rule 144. In the event the Company fails to meet certain legal requirements in regards to the registration statement, it will be obligated to pay the investors, as partial liquidated damages and not as a penalty, an amount in cash equal to 1.5% of the aggregate purchase price paid by investors for each monthly period that the registration statement is not effective, up to a maximum aggregate payment of 6% of the purchase price paid by investors, except that if the Company fails to satisfy the current public information requirement pursuant to Rule 144(c)(1), the maximum aggregate payment would be 12% of the purchase price paid by investors. If the Company determines a registration payment arrangement in connection with the securities issued in March 2011 is probable and can be reasonably estimated, a liability will be recorded. As of June 30, 2012, we concluded the likelihood of having to make any payments under the arrangements was remote, and therefore did not record any related liability.

(12)	Capital Structure

Common Stock

Since inception, the Company has sold common stock to certain officers, directors, employees, consultants, and Scientific Advisory Board members.  As of December 31, 2011, the Company was authorized to issue 9,000,000 shares of common stock.  Each holder of common stock is entitled to one vote for each share held.  The Company will, at all times, reserve and keep available out of its authorized but unissued shares of common stock sufficient shares to effect the exercise of outstanding stock options and warrants.

March 2011 Equity Financing

In March 2011, the Company closed a private placement transaction pursuant to which the Company sold securities consisting of 1,107,939 shares of common stock and warrants to purchase 1,046,102 shares of common stock.  The purchase price per security was $28.30.  The Company received net proceeds of $28.9 million.

In connection with the March 2011 equity financing, the Company filed a registration statement with the SEC for the registration of the total number of shares sold to the investors and shares issuable upon exercise of the warrants and the registration statement was declared effective by the SEC on May 16, 2011.  The Company is required to use commercially reasonable efforts to cause the registration statement to remain continuously effective until such time when all of the registered shares are sold or such shares may be sold by non-affiliates without volume or manner-of-sale restrictions pursuant to Rule 144 of the Securities Act and without the requirement for the Company to be in compliance with the current public information requirement under Rule 144.  In the event the Company fails to meet certain legal requirements in regards to the registration statement, it will be obligated to pay the investors, as partial liquidated damages and not as a penalty, an amount in cash equal to 1.5% of the aggregate purchase price paid by investors for each monthly period that the registration statement is not effective, up to a maximum aggregate payment of 6% of the purchase price paid by investors, except that if the Company fails to satisfy the current public information requirement pursuant to Rule 144(c)(1), the maximum aggregate payment would be 12% of the purchase price paid by investors.  If the Company determines a registration payment arrangement in connection with the securities issued in March 2011 is probable and can be reasonably estimated, a liability will be recorded. As of December 31, 2011, we concluded the likelihood of having to make any payments under the arrangements was remote, and therefore did not record any related liability.

Initial Public Offering

In April 2010, the Company completed its initial public offering, selling 600,000 shares of common stock at an initial public offering price of $50.00 per share resulting in gross proceeds of $30.0 million.  Net proceeds received after underwriting fees and offering expenses were $25.7 million.  In connection with the closing of the initial public offering, all outstanding shares of the Company's redeemable convertible preferred stock were converted into an aggregate of 565,196 shares of common stock, and all outstanding warrants to purchase preferred stock were converted into warrants to purchase 11,046 shares of common stock.

Preferred Stock

As of December 31, 2011, the Company was authorized to issue 10,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges, and restrictions thereof.  These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock.  The issuance of our preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation.  In addition, the issuance of preferred stock could have the effect of delaying, deferring or preventing a change of control of our company or other corporate action.  There are no shares issued or outstanding as of December 31, 2011.

In August 2004 and March 2005, the Company issued 20,943,577 and 3,247,095 shares, respectively, of Series A-1 at $1.61683 per share.  The shares issued in August 2004 resulted in cash proceeds of approximately $30.1 million, net of transaction costs, and the conversion of principal and interest on the convertible notes in the aggregate amount of approximately $3.6 million.  The shares issued in March 2005 resulted in cash proceeds of approximately $5.2 million, net of transaction costs.  In June 2006, the Company converted each share of Series A-1 into one share of Series A.  All terms of the Series A remained the same as the Series A-1.  In June 2006, the Company issued 27,637,363 shares of Series B at $1.82 per share.  The shares issued resulted in cash proceeds of approximately $50.0 million, net of transaction costs.  In September 2007 and October 2008, the Company issued 18,332,965 and 11,793,127 shares of Series C, respectively, at $1.82 per share.  The shares issued resulted in cash proceeds of approximately $33.2 million and $21.4 million, net of transaction costs, in 2007 and 2008, respectively.  The Company incurred aggregate costs of $0.2 million for Series A, $0.3 million for Series B, and $0.3 million for Series C, respectively, in connection with the sale of the Series A, Series B, and Series C, which reduced the initial carrying value of each Series of redeemable convertible preferred stock.

The Series A, Series B, and Series C were convertible into common stock at the option of the holder on a share-for-share basis, subject to certain customary anti-dilution adjustments contained in the Company's certificate of incorporation, which were triggered, with respect to each series of preferred stock, upon the closing of the Company's IPO in April 2010.  In addition, the Series A, Series B and Series C were entitled to vote together with the common stockholders as one class and were entitled to separate votes on certain matters.  The Series A, Series B, and Series C stockholders were entitled to receive an annual 8% dividend, when and if declared by the board of directors.  No dividends were declared through the conversion date in April 2010.

Warrants - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants [Abstract]
Warrants
(12)	Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities under FASB Accounting Standard Codification (ASC) 815, Derivatives and Hedging (ASC 815) if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. We classify derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011 and June 30, 2012:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

Equity-classified Warrants

In March 2011, the Company granted a warrant to a lender to purchase 7,068 shares of common stock in connection with the refinancing of the Company's Working Capital Note. See Note 10 for a discussion of the refinancing. The Company determined the fair value of the warrant as of the date of grant was $14.90 per share by utilizing the Black-Scholes model. In estimating the fair value of the warrant, the Company utilized the following inputs: closing price per share of common stock of $27.40, volatility of 64.96%, expected term of 5 years, risk-free interest rate of 2.0% and dividend yield of zero.

Liability-classified Warrants

In March 2011, the Company issued warrants to purchase 1,046,102 shares of common stock in connection with a private placement transaction (see Note 11). Each warrant is exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations. During the three months ended June 30, 2011 and 2012, the Company recorded non-operating income of $9.5 million and non-operating expense of $1.2 million, respectively, due to changes in the estimated fair value of these warrants.   During the six months ended June 30, 2011 and 2012, the Company recorded non-operating income of $9.9 million and non-operating expense of $0.7 million, respectively, due to changes in the estimated fair value of these warrants.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange) or a Delisting, which is deemed to occur when the common stock is no longer listed on a national securities exchange. The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction or a Delisting.

The net cash settlement value at the time of any future Fundamental Transaction or Delisting will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield. The warrant requires use of a volatility assumption equal to the greater of (i) 100%, (ii) the 30-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting, or (iii) the arithmetic average of the 10, 30, and 50-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting.

The Company is currently appealing a notice of delisting from the NASDAQ Stock Market for failure to maintain minimum stockholders' equity.  If the Company's common stock is delisted and is not subsequently listed on another national securities exchange, the Company would be required to pay the cash settlement value for these warrants.  If a delisting occurred on June 30, 2012, this amount would have been $2.3 million.

The fair value of the warrants is determined using a risk-neutral lattice methodology within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or Delisting into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock, assumptions regarding the expected amounts and dates of future equity financing activities, assumptions regarding the likelihood and timing of Fundamental Transactions or a Delisting, the historical volatility of the stock prices of the Company's common stock, risk-free rates based on U.S. Treasury security yields, and the Company's dividend yield. Changes in these assumptions can materially affect the fair value estimate. We could, at any point in time, ultimately incur amounts significantly different than the carrying value. For example, as of June 30, 2012, the calculated cash settlement value of $2.3 million exceeded the fair value of $1.8 million. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of June 30, 2012
	December 31, 2011	June 30, 2012

Calculated aggregate value	$2,511	$1,820	$2,289	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$4.70	$2.95	$2.95
Volatility	93.8%	108.0%	172.6%	(2)
Probability of Fundamental Transaction or Delisting	28.9%	62.6%	Not applicable
Expected term (years)	Not applicable	Not applicable	3.7
Risk-free interest rate	0.7%	0.6%	0.6%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2012.

(13)	Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.  Stock warrants are accounted for as derivative liabilities under FASB ASC 815, Derivatives and Hedging (ASC 815) if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price.  We classify derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

Equity-classified Warrants

In March 2011, the Company granted a warrant to a lender to purchase 7,068 shares of common stock in connection with the refinancing of the Company's Working Capital Note.  See Note 10 for a discussion of the refinancing.  The Company determined the fair value of the warrant as of the date of grant was $14.90per share by utilizing the Black-Scholes model.  In estimating the fair value of the warrant, the Company utilized the following inputs: closing price per share of common stock of $27.40, volatility of 64.96%, expected term of 5 years, risk-free interest rate of 2.0% and dividend yield of zero.

In conjunction with the Working Capital Note, Equipment Note, and the Supplemental Working Capital Note, the Company issued warrants to purchase shares of Series A, B, and C Preferred Stock.  Upon the close of the Company's initial public offering, the preferred stock warrants automatically converted into warrants to purchase 11,046 shares of common stock.  Warrants related to the Working Capital Note expire ten years from the date of issuance. Warrants related to the Equipment and Supplemental Working Capital Notes expire the earlier of eight years from the date of issuance or upon acquisition of the Company as defined in the warrant agreement.

Prior to the Company's initial public offering, the warrants were classified as a warrant liability on the balance sheet because the warrants entitled the holder to purchase shares of preferred stock, which the holder could have caused the Company to redeem at the option of the holder.  Subsequent to the closing of the initial public offering, these warrants no longer are exercisable for a redeemable security, and therefore such warrants are now classified within stockholders' equity.

The aggregate fair value of these warrants as of the initial public offering date was lower than the aggregate fair value as of December 31, 2009, resulting in a noncash credit to change in fair value of common stock warrants of $0.2 million during the year ended December 31, 2010.

Liability-classified Warrants

In March 2011, the Company issued warrants to purchase 1,046,102 shares of common stock in connection with a private placement transaction.  Each warrant is exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement.  The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations.  During the year ended December 31, 2011, the Company recorded non-operating income of $14.4 million due to a decrease in the estimated fair value of these warrants.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price.  In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange) or a Delisting, which is deemed to occur when the common stock is no longer listed on a national securities exchange.  The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction or a Delisting.

The net cash settlement value at the time of any future Fundamental Transaction or Delisting will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield.  The warrant requires use of a volatility assumption equal to the greater of (i) 100%, (ii) the 30-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting, or (iii) the arithmetic average of the 10, 30, and 50-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting.

The fair value of the warrants is determined using a risk-neutral lattice methodology within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or Delisting into the calculation of fair value.  The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock, assumptions regarding the expected amounts and dates of future equity financing activities, assumptions regarding the likelihood and timing of Fundamental Transactions or a Delisting, the historical volatility of the stock prices of the Company's peer group, risk-free rates based on U.S. Treasury security yields, and the Company's dividend yield.  Changes in these assumptions can materially affect the fair value estimate.  We could, at any point in time, ultimately incur amounts significantly different than the carrying value.  For example, as of December 31, 2011, the calculated cash settlement value of $3.6 million exceeded the fair value of $2.5 million.  The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of December 31, 2011
	March 4, 2011	December 31, 2011

Calculated aggregate value	$16,947	$2,511	$3,596	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$26.00	$4.70	$4.70
Volatility	65.0%	93.8%	151.0	% (2)
Probability of Fundamental Transaction or Delisting	48.9%	28.9%	Not applicable
Expected term (years)	Not applicable	Not applicable	4.2
Risk-free interest rate	2.2%	0.7%	0.6%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2011, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2011.

Stock-Based Compensation - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation [Abstract]
Stock-based Compensation
(13)	Stock-Based Compensation

The Company currently maintains two stock-based compensation plans. Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the 2004 Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering. Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of awards granted are determined by the Company's compensation committee. The equity awards granted under the 2010 Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan. As of June 30, 2012, 28,650 shares of common stock were available for future grants under the 2010 Plan.

Stock Options

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(8,633)	$22.94
Outstanding at June 30, 2012	250,993	$12.82	8.9	$—

Vested and expected to vest at June 30, 2012	231,148	$13.17	8.9	$—

Exercisable at June 30, 2012	52,297	$28.29	7.2	$—

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the three months ended June 30, 2011 and 2012 was $0.2 million and $0.1 million, respectively. Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the six months ended June 30, 2011 and 2012 was $0.5 million and $0.2 million, respectively. As of June 30, 2012, there was $1.0 million of unrecognized compensation expense, net of forfeitures, related to unvested employee stock options. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 3.2 years.

Total stock-based compensation expense recognized for stock options to non-employees for the three and six months ended June 30, 2011 and 2012 was immaterial.

The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(960)	$20.73
Nonvested at June 30, 2012	75,844	$7.95

Total stock-based compensation expense recognized for restricted stock to employees for the three months ended June 30, 2011 and 2012 was $38,000 and $34,000, respectively. Total stock-based compensation expense recognized for restricted stock to employees for the six months ended June 30, 2011 and 2012 was $38,000 and $83,000, respectively.  As of June 30, 2012, there was $0.4 million of unrecognized compensation expense, net of forfeitures, related to unvested employee restricted stock. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 3.4 years.

(14)	Stock-based Compensation

The Company currently maintains two stock-based compensation plans.  Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering.  Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of options granted are determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors.  The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan.  As of December 31, 2011, 77,391 shares of common stock were available for future grants under the Plan.

Stock Options

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2008	52,040	$36.30
Granted	35,892	$4.40
Exercised	(2,008)	$27.10
Forfeited	(14,558)	$135.47
Outstanding at December 31, 2009	71,366	$10.09
Granted	79,105	$36.51
Exercised	(3,242)	$4.40
Forfeited	(9,331)	$17.36
Outstanding at December 31, 2010	137,898	$24.89
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63

Vested and expected to vest at December 31, 2011	161,975	$17.06	8.9	$57

Exercisable at December 31, 2011	45,827	$27.35	7.3	$6

During 2009, 2010 and 2011, the Company issued options to purchase 35,892, 75,905, and 129,569shares of common stock, respectively, to employees and non-employee directors under the Plans.  The per-share weighted-average fair value of the options granted to employees during 2009, 2010 and 2011 was estimated at $4.40, $36.51, and $6.10, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2009	2010	2011

Volatility	66.2%	69.4%	78.79%
Expected term	6 years	6 years	5.5 years
Risk-free interest rate	2.7%	2.0%	1.37%
Dividend yield	None	None	None

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the years ended December 31, 2009, 2010, and 2011 was $0.9 million, $0.9 million, and $0.7 million, respectively.  As of December 31, 2011, there was $0.9 million of unrecognized compensation expense, net of forfeitures, related to non-vested employee stock options and remaining incremental expense associated with the modification of stock options and $26,000 of unrecognized compensation expense related to non-vested non-employee director stock options, which are expected to be recognized over a weighted- average period of approximately 3.5 years.

During 2010 and 2011, the Company issued options to purchase 3,200and 1,000 shares of common stock, respectively, to non-employee consultants under the Plan.  No options were granted to non-employees during the year ended December 31, 2009.  The per-share weighted-average fair value of the options granted to non-employees during 2010 and 2011 was estimated at $12.10 and $2.90, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2009	2010	2011

Volatility	Not applicable	69.35%	88.47%
Expected term	Not applicable	6 years	5 years
Risk-free interest rate	Not applicable	2.0%	0.83%
Dividend yield	Not applicable	None	None

Total stock-based compensation expense recognized for stock options to nonemployees for the years ended December 31, 2010 and 2011 was $14,000 and $9,000, respectively.  For the year ended December 31, 2009, the Company recognized a credit of $66,000 due to the decline in the per-share fair value of the outstanding options granted to non-employees.  As of December 31, 2011, there was approximately $5,000 of unrecognized compensation expense related to non-vested non-employee stock options, which is expected to be recognized over a weighted- average period of less than 1 year.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and other third parties.  The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized based on the period in which the restrictions lapse.

The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2008	320	$—
Granted	—	$—
Vested	(276)	$35.10
Forfeited	—	$—
Nonvested at December 31, 2009	44	$58.00
Granted	—	$—
Vested	(44)	$58.00
Forfeited	—	$—
Nonvested at December 31, 2010	—	$—
Granted	31,096	$24.20
Vested	(2,167)	$24.20
Forfeited	(14,941)	$24.20
Nonvested at December 31, 2011	13,988	$24.20

Total stock-based compensation expense for restricted stock was $10,000, $1,000, and $0.1 million for the years ended December 31, 2009, 2010, and 2011, respectively.  As of December 31, 2011, there was $0.2 million of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted- average period of 3.1 years.

Commitments and Contingencies - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(14)	Commitments and Contingencies

Operating Leases

The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $186,000 and $37,000 for the three months ended June 30, 2011 and 2012, respectively.  Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $376,000 and $87,000 for the six months ended June 30, 2011 and 2012, respectively. The following table summarizes future minimum lease payments as of June 30, 2012 (in thousands):

2012	$498
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments	$3,893

The lease agreement for the Company's facility in East Norriton, Pennsylvania requires the Company to provide security and restoration deposits totaling $2.2 million to the landlord. The Company has deposited $1.0 million with the landlord as a security deposit, which amount was recorded as a non-current other asset on the Company's balance sheet as of December 31, 2011 and June 30, 2012. As of June 30, 2012, an outstanding letter of credit is satisfying the remaining restoration deposit obligation of $1.2 million. At the end of the lease term, the landlord has the right to require the Company to utilize the funds collateralizing this letter of credit to restore the facility to its original condition. The letter of credit is collateralized by an account held at the bank. If the bank determines the collateral to be insufficient, the bank has the right to demand additional collateral. If the Company fails to provide additional collateral, the bank has the right to withdraw the letter of credit. In that event, the landlord would have the right to require the Company to deposit cash of up to $1.2 million in an account to satisfy its deposit obligation.

(16)	Commitments and Contingencies

(a)Leases and Letters of Credit

The Company leases office space and office equipment under operating leases, which expire at various times through February 2016.  Rent expense under these operating leases was $0.7 million for each of the years ended December 31, 2009, 2010, 2011, and $4.6 million for the period from July 10, 2003 (inception) through December 31, 2011.

The following table summarizes future minimum lease payments as of December 31, 2011 (in thousands):

2012	$992
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments (1)	$4,387

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Effective March 2011, the lease agreement for the Company's facility in East Norriton, Pennsylvania required the Company to provide security and restoration deposits totaling $2.2 million to the landlord, an increase from the prior amount of $1.7 million. Until January 2011, the Company obtained letters of credit from a bank in favor of the landlord to satisfy the obligations.  In January 2011, the Company deposited $1.0 million with the landlord as a security deposit, which amount is recorded as a non-current other asset on the Company's balance sheet as of December 31, 2011.  As of December 31, 2011, an outstanding letter of credit is satisfying the remaining o restoration deposit obligation of $1.2 million.  At the end of the lease term, the landlord has the right to require the Company to utilize the funds collateralizing this letter of credit to restore the facility to its original condition.  The letter of credit is collateralized by an account held at the bank.  If the bank determines the collateral to be insufficient, the bank has the right to demand additional collateral.  If the Company fails to provide additional collateral, the bank has the right to withdraw the letter of credit.  In that event, the landlord would have the right to require the Company to deposit cash of up to $1.2 million in an account to satisfy its deposit obligation.

In May 2011, the Company exercised the first five-year renewal option under its lease for laboratory space in Winston-Salem, North Carolina.  The amended lease extends the lease term to October 2016 and provides for payments of average annual base rent of approximately $0.2 million commencing in October 2011.

(b)	License and Research Agreements

In 2003, a license agreement was executed with Children's Medical Center Corporation (CMCC), whereby CMCC granted the Company a license to utilize certain patent rights.  In accordance with the license agreement, the Company paid an initial license fee of $0.2 million, which was recorded as research and development expense.  Additionally, the license agreement requires the Company to reimburse CMCC for patent costs related to the underlying licensed rights.  In 2009, 2010, 2011, and for the period from July 10, 2003 (inception) through December 31, 2011, the Company recorded $0.2 million, $0.2 million, $0.2 million, and $2.3 million, respectively, related to the reimbursement of such patent costs as general and administrative expenses in the accompanying statements of operations.

The Company is obligated to make payments to CMCC upon the occurrence of various development and sales milestones.  During the fourth quarter of 2006, the Company achieved two of its development milestones for the first licensed product launched, as defined in the agreement, and paid $0.4 million, which was recorded as research and development expense for the year ended December 31, 2006.  No further milestones payments have been made.  If the Company develops and obtains regulatory approval of a licensed product in each of the four subfields covered under the license, it will be required to pay CMCC milestones aggregating approximately $6.9 million, which includes $0.4 million paid to date.  Also, if cumulative net sales of all licensed products reach a certain level, the Company will be required to make a one-time sales milestone payment of $2.0 million.  The timing and likelihood of such milestone payments are not currently known to the Company.  A portion of the milestone payments the Company makes will be credited against its future royalty payments.  The Company must pay CMCC royalties in the mid-single digit range based on net sales of licensed products as defined in the agreement by the Company, its affiliates and its sublicensees, which royalties will be reduced for certain amounts the Company is required to pay to license patents or intellectual property from third parties and under certain circumstances if there is a competing product.  No royalties will be payable with respect to sales of licensed products in countries where there is no valid patent claim, unless the Company advised CMCC not to file for patent protection in that country and later chose to market and sell licensed products in such country.  The license agreement, and the Company's obligation to pay royalties, terminates on the later of the expiration, on a country-by-country basis, of the last patent right and October 2018.

In January 2006 the Company entered into a license agreement with Wake Forest University Health Sciences, or WFUHS, which was amended in May 2007, for the license of certain of WFUHS's intellectual property rights.  Under the license agreement, the Company issued WFUHS a warrant to purchase 320 shares of the Company's common stock through January 1, 2016 at an exercise of $23.20 per share and is required to pay WFUHS a percentage of certain consideration received from a sublicensee.  The Company is not required to make any milestone payments to WFUHS related to the development or commercialization of the licensed products, but the Company is required to pay certain license maintenance fees with respect to each product covered by new development patents, commencing two years after the Company initiates the first animal study conducted under cGLP, with respect to such product.  These license maintenance fees, which are in the low six figure range with respect to each product, will be creditable against royalties the Company is obligated to pay to WFUHS for such product.  In addition, the Company is required to pay WFUHS royalties in the low- to mid-single digit range based on net sales of licensed products in all countries.  With respect to any product covered by an improvement patent, the Company's obligation to pay royalties to WFUHS terminates upon the later of the expiration, on a product-by-product basis, of the last to expire patent covering such product and the date that is 15 years from the first commercial sale of such product, provided that no such royalty is payable more than seven years after expiration of the last-to-expire patent covering such product.

In January 2006, the Company entered into a research agreement with WFUHS, which was amended in September 2006 and extended in September 2010 for an additional three-year period.  Under the research agreement, WFUHS agreed to perform sponsored research in return for quarterly payments.  As of December 31, 2010, the Company was obligated to make payments of $800,000 with respect to the 2011 research activities of WFUHS under the extended agreement.  The Company terminated the research agreement with WFUHS effective December 31, 2011 and has no further financial or other obligations under this agreement.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
(a)Use of Estimates

The preparation of financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value of Financial Instruments
(b)Fair Value of Financial Instruments

As of December 31, 2010 and 2011, the carrying amounts of financial instruments held by the Company, which include cash equivalents, short-term investments, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments.  In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates.

Cash and Cash Equivalents
(c)Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.  As of December 31, 2010 and 2011, cash and cash equivalents included government-backed money market funds, commercial paper, and various bank deposit accounts.  As of December 31, 2011, $1.2 million of the Company's cash is held in a separate account collateralizing letters of credit issued by a bank in favor of the landlord of our leased facility in East Norriton, Pennsylvania.  See Note 16 for more details.

Short-term Investments
(d)Short-term Investments

The Company classifies investments as held-to-maturity at the time of purchase and reevaluates such designation as of each balance sheet date.  Securities are classified as held-to-maturity when the Company has the positive intent and the ability to hold the securities until maturity.  Held-to-maturity investments are recorded at amortized cost, adjusted for the accretion of discounts or premiums.  Discounts or premiums are accreted into interest income over the life of the related investment using the straight-line method, which approximates the effective- yield method.  Dividend and interest income are recognized when earned.

Property and Equipment
(e)Property and Equipment

Property and equipment are stated at cost.  Depreciation is provided over the estimated useful lives of the assets using the straight-line method.  The Company uses a life of three years for computer equipment, five years for laboratory and office and warehouse equipment, seven years for furniture and fixtures, and the lesser of the useful life of the asset or the remaining life of the underlying facility lease for leasehold improvements.  Expenditures for maintenance, repairs, and betterments that do not prolong the useful life of the asset are charged to expense as incurred.  The Company capitalizes interest in connection with the construction of property and equipment.

Impairment of Long-Lived Assets
(f)Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.  During the year ended December 31, 2011, the Company recorded a charge for impairment of property and equipment.  See Note 6 for additional information.

Research and Development
(g)Research and Development

Research and development costs are charged to expense as incurred.  Research and development costs consist of personnel related expenses, including salaries, benefits, travel, and other related expenses, including stock-based compensation; payments made to third party contract research organizations for preclinical studies, investigative sites for clinical trials, and consultants; costs associated with regulatory filings and the advancement of the Company's product candidates through preclinical studies and clinical trials; laboratory and other supplies; manufacturing development costs; and related facility maintenance.

Income Taxes
(h)Income Taxes

Income taxes are accounted for under the asset-and-liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Stock-Based Compensation
(i)Stock-Based Compensation

The Company measures and recognizes compensation expense for all employee stock-based payments at fair value, net of estimated forfeitures, over the vesting period of the underlying stock-based awards.  In addition, the Company accounts for stock-based compensation to nonemployees in accordance with the accounting guidance for equity instruments that are issued to other than employees.

Determining the appropriate fair value of stock-based payment awards require the input of subjective assumptions, including the expected life of the stock-based payment awards and stock price volatility.  The Company uses the Black-Scholes option-pricing model to value its stock option awards.  The assumptions used in calculating the fair value of stock-based payment awards represent management's best estimates and involve inherent uncertainties and the application of management's judgment.  As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different in the future.  Since the Company does not have sufficient historical volatility of its stock for the expected term of its options, it uses comparable public companies as a basis for its expected volatility to calculate the fair value of option grants.

The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company's current estimates, such amounts will be recorded as an adjustment in the period in which estimates are revised.  The Company considers many factors when estimating expected forfeitures for stock awards granted to employees, consultants and directors, including types of awards, employee class, and an analysis of the Company's historical and known forfeitures on existing awards.  Under the true-up provisions of the stock based compensation guidance, the Company records additional expense if the actual forfeiture rate is lower than estimated, and a recovery of expense if the actual forfeiture rate is higher than estimated, during the period in which the options vest.

Net Loss Per Share
(j)Net Loss Per Share

Basic and diluted net loss per common share is determined by dividing net loss attributable to common stockholders by the weighted-average common shares outstanding less the weighted-average shares subject to repurchase during the period.  For all periods presented, the outstanding Series A, Series B, and Series C, common stock options and preferred and common stock warrants have been excluded from the calculation because their effect would be anti-dilutive.  Therefore, the weighted-average shares used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2009, 2010, and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Shares underlying warrants outstanding	160,544	11,435	1,064,616
Shares underlying options outstanding	71,366	137,898	174,874
Unvested restricted stock	44	—	13,988
Shares of redeemable convertible preferred stock	81,954,127	—	—

Deferred Equity Offering Costs
 (k)Deferred Equity Offering Costs

Deferred equity offering costs include costs directly attributable to the Company's offering of its equity securities.  In accordance with FASB ASC 340-10, Other Assets and Deferred Costs, these costs are deferred and capitalized as part of other assets.  Costs attributable to the equity offerings will be charged against the proceeds of the offering once completed.

Reverse Stock Split
(l)Reverse Stock Split

On February 18, 2010, the board of directors of the Company, subject to stockholder approval, approved a reverse stock split of the Company's common stock at a ratio of one share for every 14.5 shares previously held.  The reverse stock split was effective on March 24, 2010.

On May 25, 2012, the Company's Board of Directors approved a reverse stock split on the basis of one share of common stock for each currently outstanding 10 shares of pre-split common stock that became effective on June 14, 2012.  All common share and per-share data included in these financial statements reflect such reverse stock split.

Reclassification	(m)Reclassification Certain prior period amounts in the financial statements and notes thereto have been reclassified to conform to the current period presentation.

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Potentially Dilutive Securities
The following potential common shares have been excluded from the calculation of diluted net (loss) income per share as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2012	2011	2012
Shares underlying warrants outstanding	1,064,616	1,064,616	1,064,616	1,064,616
Shares underlying options outstanding	124,567	250,993	151,753	250,993
Unvested restricted stock	—	75,844	22,295	75,844

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2009, 2010, and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Shares underlying warrants outstanding	160,544	11,435	1,064,616
Shares underlying options outstanding	71,366	137,898	174,874
Unvested restricted stock	44	—	13,988
Shares of redeemable convertible preferred stock	81,954,127	—	—

Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Additional cash flow information
	Six Months Ended June 30,		Period from July 10, 2003 (inception) through June 30,
	2011	2012	2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of warrants issued with issuance of long-term debt	105	—	2,290
Fair value of warrants issued with sale of common stock	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	—	123

The following table contains additional cash flow information for the periods reported (in thousands).

	Year Ended December 31,			Period from July 10, 2003 (inception) through December 31,	Period from July 10, 2003 (inception) through December 31,
	2009	2010	2011	2008	2011
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$—	$3,562	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	—	210	210
Fair value of warrants issued with issuance of long-term debt	9	—	105	2,176	2,290
Fair value of warrants issued with sale of common stock	—	—	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	191,909	—	—	191,909
Conversion of warrant liability	—	123	—	—	123
Noncash property and equipment additions	80	41	—	52	—
Cash paid for interest, net of amounts capitalized	3,008	1,695	722	6,853	12,278

Short-term Investments and Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short-term Investments and Financial Instruments [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis
The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and June 30, 2012 (in thousands).

	Fair value measurement at reporting date using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

At December 31, 2011:
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310
Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

At June 30, 2012:
Assets:
Cash and cash equivalents	$3,689	$—	$—	$3,689
Short-term investments	—	—	—	—
	$3,689	$—	$—	$3,689
Liabilities:
Warrant liability	$—	$—	$1,820	$1,820

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2010 and 2011 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2010
Assets:
Cash and cash equivalents	$11,972	$—	$—	$11,972

At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Warrant liability

Balance at December 31, 2011	$2,511
Change in fair value of warrant liability	(691)
Balance at June 30, 2012	$1,820

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Balance at January 1, 2010	$314
Issuance of additional warrants	—
Change in fair value of warrant liability	(191)
Reclassification of warrant liability to stockholders' equity	(123)
Balance at December 31, 2010	$—
Issuance of additional warrants	16,947
Change in fair value of warrant liability	(14,436)
Balance at December 31, 2011	$2,511

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Schedule of property and equipment
Property and equipment consisted of the following (in thousands):

	December 31,
	2010	2011
Office and warehouse equipment	$356	$323
Computer equipment	1,246	985
Furniture and fixtures	524	524
Laboratory equipment	7,762	4,913
Leasehold improvements	21,434	6,898
	31,322	13,643
Less accumulated depreciation	(19,830)	(12,622)
	$11,492	$1,021

Accrued compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2011
Accrued compensation and benefits [Abstract]
Schedule of accrued compensation and benefits
Accrued compensation and benefits expenses consist of the following (in thousands):

	December 31,
	2010	2011
Accrued severance benefits	$-	$1,774
Other accrued compensation and benefits	1,291	580
	$1,291	$2,354

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Schedule of accrued expenses	Accrued expenses consist of the following (in thousands):
	December 31,
	2010	2011
Accrued consulting and professional fees	$730	$119
Accrued research and development	679	235
Other	143	83
	$1,552	$437

Restructuring Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Restructuring Expenses [Abstract]
Activity related to accrued severance benefits
The following table summarizes the activity related to accrued severance benefits for the six months ended June 30, 2012 (in thousands).

Accrued Severance Benefits

Balance at December 31, 2011	$1,544
Net charges paid	(1,382)
Balance at June 30, 2012	$162

The Company offered severance benefits to the terminated employees, and estimates a total charge for personnel-related termination costs of approximately $2.0 million. The Company recorded $1.7 million of the total charge in the fourth quarter of 2011, of which $0.8 million is included in research and development expense and $0.9 million is included in general and administrative expense in the accompanying statements of operations.  The Company expects to complete payment of these severance benefits by September 2012.  The following table summarizes the activity related to accrued severance benefits for the year ended December 31, 2011 (in thousands).

	2011 charges to operations	2011 charges paid	Accrual balance as of December 31, 2011
Restructuring Expenses:
Severance benefits	$1,716	$172	$1,544

Lease Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Lease Liability [Abstract]
Activity related to lease liability
The following table summarizes the activity related to the lease liability for the period ended June 30, 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2011	$828	$854	$1,682
Charges utilized	(119)	(278)	(397)
Additional charges to operations	47	45	92
Balance at June 30, 2012	756	621	1,377
Less current portion	(229)	(470)	(699)
	$527	$151	$678

The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Less current portion	(225)	(514)	(739)
	$603	$340	$943

Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt [Abstract]
Debt outstanding
Total debt outstanding consists of the following (in thousands):

	December 31, 2011	June 30, 2012
Working Capital Note	$5,000	$4,052
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(104)
	4,987	3,948
Less current portion	(2,205)	(2,404)
	$2,782	$1,544

Total debt outstanding consists of the following (in thousands):

	December 31,
	2010	2011
Working Capital Note	$7,257	$5,000
Equipment and Supplemental Working Capital Notes	1,015	126
Machinery and Equipment Loan	477	-
Unamortized debt discount	(148)	(139)
	8,601	4,987
Less current portion	(4,016)	(2,205)
	$4,585	$2,782

Principle payments due	Principal payments due as of December 31, 2011 are as follows (in thousands):

2012	$2,274
2013	2,620
2014	232
5,126
Less unamortized debt discount	(139)
$4,987

Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants [Abstract]
Outstanding warrants
The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011 and June 30, 2012:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

Aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of June 30, 2012
	December 31, 2011	June 30, 2012

Calculated aggregate value	$2,511	$1,820	$2,289	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$4.70	$2.95	$2.95
Volatility	93.8%	108.0%	172.6%	(2)
Probability of Fundamental Transaction or Delisting	28.9%	62.6%	Not applicable
Expected term (years)	Not applicable	Not applicable	3.7
Risk-free interest rate	0.7%	0.6%	0.6%
Dividend yield	None	None	None

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of December 31, 2011
	March 4, 2011	December 31, 2011

Calculated aggregate value	$16,947	$2,511	$3,596	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$26.00	$4.70	$4.70
Volatility	65.0%	93.8%	151.0	% (2)
Probability of Fundamental Transaction or Delisting	48.9%	28.9%	Not applicable
Expected term (years)	Not applicable	Not applicable	4.2
Risk-free interest rate	2.2%	0.7%	0.6%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2011, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2011.

Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation [Abstract]
Stock option activity
The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(8,633)	$22.94
Outstanding at June 30, 2012	250,993	$12.82	8.9	$—

Vested and expected to vest at June 30, 2012	231,148	$13.17	8.9	$—

Exercisable at June 30, 2012	52,297	$28.29	7.2	$—

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2008	52,040	$36.30
Granted	35,892	$4.40
Exercised	(2,008)	$27.10
Forfeited	(14,558)	$135.47
Outstanding at December 31, 2009	71,366	$10.09
Granted	79,105	$36.51
Exercised	(3,242)	$4.40
Forfeited	(9,331)	$17.36
Outstanding at December 31, 2010	137,898	$24.89
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63

Vested and expected to vest at December 31, 2011	161,975	$17.06	8.9	$57

Exercisable at December 31, 2011	45,827	$27.35	7.3	$6

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock activity
The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(960)	$20.73
Nonvested at June 30, 2012	75,844	$7.95

The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2008	320	$—
Granted	—	$—
Vested	(276)	$35.10
Forfeited	—	$—
Nonvested at December 31, 2009	44	$58.00
Granted	—	$—
Vested	(44)	$58.00
Forfeited	—	$—
Nonvested at December 31, 2010	—	$—
Granted	31,096	$24.20
Vested	(2,167)	$24.20
Forfeited	(14,941)	$24.20
Nonvested at December 31, 2011	13,988	$24.20

Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average assumptions
During 2009, 2010 and 2011, the Company issued options to purchase 35,892, 75,905, and 129,569shares of common stock, respectively, to employees and non-employee directors under the Plans.  The per-share weighted-average fair value of the options granted to employees during 2009, 2010 and 2011 was estimated at $4.40, $36.51, and $6.10, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2009	2010	2011

Volatility	66.2%	69.4%	78.79%
Expected term	6 years	6 years	5.5 years
Risk-free interest rate	2.7%	2.0%	1.37%
Dividend yield	None	None	None

Non-employee consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average assumptions
During 2010 and 2011, the Company issued options to purchase 3,200and 1,000 shares of common stock, respectively, to non-employee consultants under the Plan.  No options were granted to non-employees during the year ended December 31, 2009.  The per-share weighted-average fair value of the options granted to non-employees during 2010 and 2011 was estimated at $12.10 and $2.90, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2009	2010	2011

Volatility	Not applicable	69.35%	88.47%
Expected term	Not applicable	6 years	5 years
Risk-free interest rate	Not applicable	2.0%	0.83%
Dividend yield	Not applicable	None	None

Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Future minimum lease payments
The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $186,000 and $37,000 for the three months ended June 30, 2011 and 2012, respectively.  Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $376,000 and $87,000 for the six months ended June 30, 2011 and 2012, respectively. The following table summarizes future minimum lease payments as of June 30, 2012 (in thousands):

2012	$498
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments	$3,893

The following table summarizes future minimum lease payments as of December 31, 2011 (in thousands):

2012	$992
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments (1)	$4,387

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Reconciliation of statutory U.S. federal rate to entity's effective tax rate
A reconciliation of the statutory U.S. federal rate to the Company's effective tax rate is as follows:

	Year Ended December 31,
	2009	2010	2011
Percent of pre-tax income:
U.S. federal statutory income tax rate	(34.0)	(34.0)	(34.0)
State taxes, net of federal benefit	(6.7)	(7.1)	(7.2)
Interest expense –revaluation of warrants	—	—	(25.5)
Other	(1.1)	(0.5)	0.8
Valuation allowance	41.8	41.6	65.9
Effective income tax expense rate	—	—	—

Deferred tax assets
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows (in thousands):

	December 31,
	2010	2011
Net operating loss carryforwards	$44,765	$56,702
Research and development credits	4,697	5,241
Depreciation and amortization	8,148	5,198
Capitalized start-up costs	12,162	14,703
Other temporary differences	1,134	2,384
Gross deferred tax asset	70,906	84,228
Deferred tax assets valuation allowance	(70,906)	(84,228)
	$—	$—

Summary of carryforwards of net operating losses and tax credits
The following table summarizes carryforwards of net operating losses and tax credits as of December 31, 2011 (in thousands).

	Amount	Expiration
Federal net operating losses	$138,631	2023 to 2031
State net operating losses	153,557	2019 to 2031
Research and development credits	5,241	2024 to 2031

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
(18)	Quarterly Financial Data (Unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per share data)
YEAR 2011
Research and development expense	$3,345	$3,397	$2,837	$3,714
Net (loss) income	(7,029)	2,898	(960)	(13,970)
Per common share information:
Basic and diluted net (loss) income per share	$(4.50)	$1.21	$(0.40)	$(5.90)

YEAR 2010
Research and development expense	$3,316	$3,253	$3,543	$2,743
Net loss	(6,435)	(6,505)	(6,715)	(5,945)
Per common share information:
Basic and diluted net loss per share	$(143.30)	$(6.10)	$(5.40)	$(4.80)

Net Income (Loss) Attributable to Common Stockholders Per Share - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Income (Loss) Attributable to Common Stockholders Per Share [Abstract]
Computations of net (loss) income per share
Basic net income (loss) attributable to common stockholders per share is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding.  Diluted net income (loss) attributable to common stockholders per share includes the determinants of basic net income (loss) attributable to common stockholders per share and, in addition, reflects the dilutive effect of stock options and restricted stock. The following table presents computations of net income (loss) per share (in thousands, except per share data).

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2012	2011	2012
Numerator for basic and diluted net income (loss) per share – net income (loss) attributable to common stockholders	$2,898	$(3,319)	$(4,131)	$(8,268)
Denominator for basic net income (loss) attributable to common stockholders per share – weighted-average common shares outstanding	2,349	2,373	1,930	2,371
Effect of dilutive securities:
Stock options	20	—	—	—
Restricted stock	28	—	—	—
Dilutive potential common shares	48	—	—	—
Denominator for diluted net income (loss) attributable to common stockholders per share – weighted-average number of common shares outstanding and dilutive potential common shares	2,397	2,373	1,930	2,371
Basic net income (loss) attributable to common stockholders per share	$1.23	$(1.40)	$(2.14)	$(3.49)
Diluted net (loss) income attributable to common stockholders per share	$1.21	$(1.40)	$(2.14)	$(3.49)

Potentially dilutive shares have been excluded from the calculation of diluted net loss per share
The following potential common shares have been excluded from the calculation of diluted net (loss) income per share as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2012	2011	2012
Shares underlying warrants outstanding	1,064,616	1,064,616	1,064,616	1,064,616
Shares underlying options outstanding	124,567	250,993	151,753	250,993
Unvested restricted stock	—	75,844	22,295	75,844

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2009, 2010, and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Shares underlying warrants outstanding	160,544	11,435	1,064,616
Shares underlying options outstanding	71,366	137,898	174,874
Unvested restricted stock	44	—	13,988
Shares of redeemable convertible preferred stock	81,954,127	—	—

Supplemental Cash Flow Information - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Additional cash flow information
	Six Months Ended June 30,		Period from July 10, 2003 (inception) through June 30,
	2011	2012	2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of warrants issued with issuance of long-term debt	105	—	2,290
Fair value of warrants issued with sale of common stock	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	—	123

The following table contains additional cash flow information for the periods reported (in thousands).

	Year Ended December 31,			Period from July 10, 2003 (inception) through December 31,	Period from July 10, 2003 (inception) through December 31,
	2009	2010	2011	2008	2011
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$—	$3,562	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	—	210	210
Fair value of warrants issued with issuance of long-term debt	9	—	105	2,176	2,290
Fair value of warrants issued with sale of common stock	—	—	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	191,909	—	—	191,909
Conversion of warrant liability	—	123	—	—	123
Noncash property and equipment additions	80	41	—	52	—
Cash paid for interest, net of amounts capitalized	3,008	1,695	722	6,853	12,278

Short-term Investments and Fair Value of Financial Instruments - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short-term Investments and Financial Instruments [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis
The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and June 30, 2012 (in thousands).

	Fair value measurement at reporting date using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

At December 31, 2011:
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310
Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

At June 30, 2012:
Assets:
Cash and cash equivalents	$3,689	$—	$—	$3,689
Short-term investments	—	—	—	—
	$3,689	$—	$—	$3,689
Liabilities:
Warrant liability	$—	$—	$1,820	$1,820

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2010 and 2011 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2010
Assets:
Cash and cash equivalents	$11,972	$—	$—	$11,972

At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Warrant liability

Balance at December 31, 2011	$2,511
Change in fair value of warrant liability	(691)
Balance at June 30, 2012	$1,820

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Balance at January 1, 2010	$314
Issuance of additional warrants	—
Change in fair value of warrant liability	(191)
Reclassification of warrant liability to stockholders' equity	(123)
Balance at December 31, 2010	$—
Issuance of additional warrants	16,947
Change in fair value of warrant liability	(14,436)
Balance at December 31, 2011	$2,511

Restructuring Expenses - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Restructuring Expenses [Abstract]
Activity related to accrued severance benefits
The following table summarizes the activity related to accrued severance benefits for the six months ended June 30, 2012 (in thousands).

Accrued Severance Benefits

Balance at December 31, 2011	$1,544
Net charges paid	(1,382)
Balance at June 30, 2012	$162

The Company offered severance benefits to the terminated employees, and estimates a total charge for personnel-related termination costs of approximately $2.0 million. The Company recorded $1.7 million of the total charge in the fourth quarter of 2011, of which $0.8 million is included in research and development expense and $0.9 million is included in general and administrative expense in the accompanying statements of operations.  The Company expects to complete payment of these severance benefits by September 2012.  The following table summarizes the activity related to accrued severance benefits for the year ended December 31, 2011 (in thousands).

	2011 charges to operations	2011 charges paid	Accrual balance as of December 31, 2011
Restructuring Expenses:
Severance benefits	$1,716	$172	$1,544

Lease Liability - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Lease Liability [Abstract]
Activity related to lease liability
The following table summarizes the activity related to the lease liability for the period ended June 30, 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2011	$828	$854	$1,682
Charges utilized	(119)	(278)	(397)
Additional charges to operations	47	45	92
Balance at June 30, 2012	756	621	1,377
Less current portion	(229)	(470)	(699)
	$527	$151	$678

The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Less current portion	(225)	(514)	(739)
	$603	$340	$943

Debt - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt [Abstract]
Debt outstanding
Total debt outstanding consists of the following (in thousands):

	December 31, 2011	June 30, 2012
Working Capital Note	$5,000	$4,052
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(104)
	4,987	3,948
Less current portion	(2,205)	(2,404)
	$2,782	$1,544

Total debt outstanding consists of the following (in thousands):

	December 31,
	2010	2011
Working Capital Note	$7,257	$5,000
Equipment and Supplemental Working Capital Notes	1,015	126
Machinery and Equipment Loan	477	-
Unamortized debt discount	(148)	(139)
	8,601	4,987
Less current portion	(4,016)	(2,205)
	$4,585	$2,782

Warrants - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants [Abstract]
Outstanding warrants
The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011 and June 30, 2012:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

Aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of June 30, 2012
	December 31, 2011	June 30, 2012

Calculated aggregate value	$2,511	$1,820	$2,289	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$4.70	$2.95	$2.95
Volatility	93.8%	108.0%	172.6%	(2)
Probability of Fundamental Transaction or Delisting	28.9%	62.6%	Not applicable
Expected term (years)	Not applicable	Not applicable	3.7
Risk-free interest rate	0.7%	0.6%	0.6%
Dividend yield	None	None	None

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of December 31, 2011
	March 4, 2011	December 31, 2011

Calculated aggregate value	$16,947	$2,511	$3,596	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$26.00	$4.70	$4.70
Volatility	65.0%	93.8%	151.0	% (2)
Probability of Fundamental Transaction or Delisting	48.9%	28.9%	Not applicable
Expected term (years)	Not applicable	Not applicable	4.2
Risk-free interest rate	2.2%	0.7%	0.6%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2011, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2011.

Stock-Based Compensation - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation [Abstract]
Stock option activity
The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(8,633)	$22.94
Outstanding at June 30, 2012	250,993	$12.82	8.9	$—

Vested and expected to vest at June 30, 2012	231,148	$13.17	8.9	$—

Exercisable at June 30, 2012	52,297	$28.29	7.2	$—

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2008	52,040	$36.30
Granted	35,892	$4.40
Exercised	(2,008)	$27.10
Forfeited	(14,558)	$135.47
Outstanding at December 31, 2009	71,366	$10.09
Granted	79,105	$36.51
Exercised	(3,242)	$4.40
Forfeited	(9,331)	$17.36
Outstanding at December 31, 2010	137,898	$24.89
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63

Vested and expected to vest at December 31, 2011	161,975	$17.06	8.9	$57

Exercisable at December 31, 2011	45,827	$27.35	7.3	$6

Restricted stock activity
The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(960)	$20.73
Nonvested at June 30, 2012	75,844	$7.95

The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2008	320	$—
Granted	—	$—
Vested	(276)	$35.10
Forfeited	—	$—
Nonvested at December 31, 2009	44	$58.00
Granted	—	$—
Vested	(44)	$58.00
Forfeited	—	$—
Nonvested at December 31, 2010	—	$—
Granted	31,096	$24.20
Vested	(2,167)	$24.20
Forfeited	(14,941)	$24.20
Nonvested at December 31, 2011	13,988	$24.20

Commitments and Contingencies - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Future minimum lease payments
The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $186,000 and $37,000 for the three months ended June 30, 2011 and 2012, respectively.  Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $376,000 and $87,000 for the six months ended June 30, 2011 and 2012, respectively. The following table summarizes future minimum lease payments as of June 30, 2012 (in thousands):

2012	$498
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments	$3,893

The following table summarizes future minimum lease payments as of December 31, 2011 (in thousands):

2012	$992
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments (1)	$4,387

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Management's Plans to Continue as a Going Concern (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							102 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2011	Jun. 30, 2012
Management's Plans To Continue As A Going Concern [Abstract]
Deficit accumulated during the development stage	$ 211,183							$ 230,244	$ 238,512
Cumulative accretion on redeemable convertible preferred stock	$ 3,993	$ 14,059	$ 11,754	$ 8,742	$ 5,640	$ 3,164	$ 1,035	$ 48,400

Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Abstract]
Cash held at bank					1.2
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)					0	0	81,954,127
Reverse Stock Split [Abstract]
Reverse stock split ratio			10		14.5
Shares underlying warrants outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	1,064,616,000	1,064,616,000	1,064,616,000	1,064,616,000	1,064,616,000	11,435,000	160,544,000
Shares underlying options outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	250,993,000	124,567,000	250,993,000	151,753,000	174,874,000	137,898,000	71,366,000
Unvested restricted stock [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	75,844,000	0	75,844,000	22,295,000	13,988,000	0	432,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					3 years
Laboratory Office And Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					7 years

Supplemental Cash Flow Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended				66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2004	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Noncash investing and financing activities: [Abstract]
Conversion of note principal to redeemable convertible preferred stock	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,562	$ 3,562	$ 3,562
Convertible note issued to initial stockholder for consulting expense	0	0	0	0	0		210	210	210
Fair value of warrants issued with issuance of long term debt	0	105	105	0	9		2,176	2,290	2,290
Issuance of warrants to purchase common stock issued in connection with equity financing	0	(16,947)	16,947	0	0		0	16,947	(16,947)
Conversion of redeemable convertible preferred stock into 5,652 shares of common stock	0	0	0	191,909	0		0	191,909	191,909
Conversion of warrant liability	0	0	0	123	0		0	123	123
Noncash property and equipment additions			0	41	80		52	0
Cash paid for interest, net of amounts capitalized			$ 722	$ 1,695	$ 3,008		$ 6,853	$ 12,278
Conversion of redeemable convertible preferred stock into shares of common stock (in shares)	566,000		565,196	566,000				565,196	566,000

Short-term Investments and Financial Instruments (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Short-term Investments and Financial Instruments [Abstract]
Short-term investments					$ 6,100,000	$ 0			$ 6,100,000
Assets:
Cash and cash equivalents	3,689,000		3,689,000		9,244,000	11,972,000			9,244,000	3,689,000
Short-term investments	0		0		6,066,000				6,066,000	0
Total fair value of assets	3,689,000		3,689,000		15,310,000				15,310,000	3,689,000
Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			2,511,000
Change in fair value of warrant liability			691,000
Balance	1,820,000		1,820,000		2,511,000				2,511,000	1,820,000
Impairment of property and equipment	0	0	0	0	7,371,000	0	0	0	7,371,000	7,371,000
Charge related to fair value of liability					1,800,000
Charge related to termination benefits					1,700,000		900,000
U.S. government agency funds [Member]
Assets:
Short-term investments					4,021,000				4,021,000
Corporate securities [Member]
Assets:
Short-term investments					2,045,000				2,045,000
Warrant liability [Member]
Liabilities:
Warrant liability	1,820,000		1,820,000		2,511,000				2,511,000	1,820,000
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets:
Cash and cash equivalents	3,689,000		3,689,000		9,244,000	11,972,000			9,244,000	3,689,000
Short-term investments	0		0		6,066,000				6,066,000	0
Total fair value of assets	3,689,000		3,689,000		15,310,000				15,310,000	3,689,000
Quoted prices in active markets for identical assets (Level 1) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments					4,021,000				4,021,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Corporate securities [Member]
Assets:
Short-term investments					2,045,000				2,045,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	0		0		0				0	0
Significant other observable inputs (Level 2) [Member]
Assets:
Cash and cash equivalents	0		0		0	0			0	0
Short-term investments	0		0		0				0	0
Total fair value of assets	0		0		0				0	0
Significant other observable inputs (Level 2) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments					0				0
Significant other observable inputs (Level 2) [Member] | Corporate securities [Member]
Assets:
Short-term investments					0				0
Significant other observable inputs (Level 2) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	0		0		0				0	0
Significant unobservable inputs (Level 3) [Member]
Assets:
Cash and cash equivalents	0		0		0	0			0	0
Short-term investments	0		0		0				0	0
Total fair value of assets	0		0		0				0	0
Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0	314,000
Issuance of additional warrants					16,947,000	0
Change in fair value of warrant liability					(14,436,000)	(191,000)
Reclassification of warrant liability to stockholders' equity						(123,000)
Balance					2,511,000	0			2,511,000
Significant unobservable inputs (Level 3) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments					0				0
Significant unobservable inputs (Level 3) [Member] | Corporate securities [Member]
Assets:
Short-term investments					0				0
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	$ 1,820,000		$ 1,820,000		$ 2,511,000				$ 2,511,000	$ 1,820,000

Property and Equipment (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 13,643,000	$ 31,322,000			$ 13,643,000
Less accumulated depreciation	(12,866,000)		(12,866,000)		(12,622,000)	(19,830,000)			(12,622,000)	(12,866,000)
Property and equipment, net	792,000		792,000		1,021,000	11,492,000			1,021,000	792,000
Impairment of property and equipment	0	0	0	0	7,371,000	0	0	0	7,371,000	7,371,000
Reduction in value of impaired assets acquired					17,600,000				17,600,000
Reduction in value of accumulated depreciation					10,200,000
Office and warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					323,000	356,000			323,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					985,000	1,246,000			985,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					524,000	524,000			524,000
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					4,913,000	7,762,000			4,913,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 6,898,000	$ 21,434,000			$ 6,898,000

Accrued compensation and benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010
Accrued compensation and benefits [Abstract]
Other accrued compensation and benefits	$ 580,000		$ 1,291,000
Accrued compensation and benefits	2,354,000	591,000	1,291,000
Number of monthly severance payments employee to receive	12
Liability recorded in connection with severance agreement	700,000
Payment of severance costs	500,000
Estimated severance costs in next six months	200,000
Other accrued compensation and benefits	400,000		1,100,000
Severance Benefits [Member]
Accrued compensation and benefits [Abstract]
Accrued severance benefits	1,774,000		0
Severance Benefits [Member] | 2011 Restructuring Plan [Member]
Accrued compensation and benefits [Abstract]
Accrued severance benefits	1,544,000	162,000
Severance Benefits [Member] | 2011 Restructuring Plan [Member] | President And Chief Executive Officer [Member]
Accrued compensation and benefits [Abstract]
Accrued severance benefits	$ 200,000

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses [Abstract]
Accrued consulting and professional fees		$ 119	$ 730
Accrued research and development current		235	679
Other		83	143
Accrued expenses	$ 767	$ 437	$ 1,552

Restructuring Expenses (Details) (USD $)	12 Months Ended						3 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Research and development expense [Member]	Dec. 31, 2009 Research and development expense [Member]	Dec. 31, 2011 General and administrative expense [Member]	Dec. 31, 2009 General and administrative expense [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Research and development expense [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] General and administrative expense [Member]	Dec. 31, 2011 Severance Benefits [Member]	Dec. 31, 2010 Severance Benefits [Member]	Jun. 30, 2012 Severance Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2011 Severance Benefits [Member] 2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Estimated charge for personnel related termination costs										$ 2,000,000
Personnel-related termination costs	1,700,000	900,000	800,000	600,000	900,000	300,000	1,700,000	800,000	900,000
Number of employees by which headcount is reduced		34
Summarizes activity related to accrued severance benefits [Abstract]
Charges to operations												(1,382,000)	1,716,000
Charges paid													172,000
Balance at June 30, 2012										$ 1,774,000	$ 0	$ 162,000	$ 1,544,000

Lease Liability (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Charge related to fair value of liability		$ 1,800,000
Activity related to lease liability [Abstract]
Balance at December 31, 2011	1,682,000	0
Initial fair value		1,824,000
Charges utilized		(238,000)
Additional charges to operations	92,000	96,000
Balance at June 30, 2012	1,377,000	1,682,000
Less current portion	(699,000)	(739,000)	0
Lease liability	678,000	943,000	0
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years	5 years
Charge related to fair value of liability		900,000
Activity related to lease liability [Abstract]
Balance at December 31, 2011	828,000	0
Initial fair value		933,000
Charges utilized		(193,000)
Additional charges to operations	47,000	88,000
Balance at June 30, 2012	756,000	828,000
Less current portion	(229,000)	(225,000)
Lease liability	527,000	603,000
Office and manufacturing space [Member]
Capital Leased Assets [Line Items]
Charge related to fair value of liability		900,000
Activity related to lease liability [Abstract]
Balance at December 31, 2011	854,000	0
Initial fair value		891,000
Charges utilized		(45,000)
Additional charges to operations	45,000	8,000
Balance at June 30, 2012	621,000	854,000
Less current portion	(470,000)	(514,000)
Lease liability	$ 151,000	$ 340,000

Debt (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			66 Months Ended	102 Months Ended	108 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2011 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2010 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2009 Equipment and Supplemental Working Capital Notes [Member]	Jun. 30, 2012 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2011 Working Capital Note [Member]	Dec. 31, 2010 Working Capital Note [Member]	Dec. 31, 2009 Working Capital Note [Member]	Jun. 30, 2012 Working Capital Note [Member]	Dec. 31, 2011 Equipment Note [Member]	Dec. 31, 2011 Machinery and Equipment Loan [Member]	Dec. 31, 2010 Machinery and Equipment Loan [Member]	Dec. 31, 2009 Machinery and Equipment Loan [Member]	Sep. 30, 2011 Machinery and Equipment Loan [Member]	Dec. 31, 2011 Supplemental Working Capital Note [Member]
Total debt outstanding [Abstract]
Total debt	$ 3,948,000		$ 3,948,000		$ 4,987,000	$ 8,601,000			$ 4,987,000	$ 3,948,000	$ 126,000	$ 1,015,000		$ 0	$ 5,000,000	$ 7,257,000		$ 4,052,000		$ 0	$ 477,000
Unamortized debt discount	(104,000)		(104,000)		(139,000)	(148,000)			(139,000)	(104,000)
Less current portion	(2,404,000)		(2,404,000)		(2,205,000)	(4,016,000)			(2,205,000)	(2,404,000)
Total debt excluding current portion	1,544,000		1,544,000		2,782,000	4,585,000			2,782,000	1,544,000
Principal payments maturity [Abstract]
2012					2,274,000				2,274,000
2013					2,620,000				2,620,000
2014					232,000				232,000
Long-term debt including unamortized debt discount					5,126,000				5,126,000
Total debt	3,948,000		3,948,000		4,987,000	8,601,000			4,987,000	3,948,000	126,000	1,015,000		0	5,000,000	7,257,000		4,052,000		0	477,000
Repayment of debt			1,074,000	7,958,000	8,624,000	13,516,000	5,883,000	3,245,000	31,268,000	32,342,000					4,500,000
Number of monthly payments															24
Debt interest rate (in hundredths)															11.75%				11.49%	5.25%			5.00%	13.52%
Warrants to purchase common stock (in shares)					1,046,102				1,046,102						7,068
Fair value of warrant issued in connection with refinancing															100,000
Warrants exercisable (in shares)											9,578				100,874
Noncash charge to interest expense			0	0	0	0	0	(149,000)	(149,000)	(149,000)	9,000	31,000	44,000		100,000	300,000	400,000
Interest expense	151,000	201,000	325,000	473,000	849,000	2,105,000	3,468,000	8,467,000	14,889,000	15,214,000	100,000	300,000	600,000		600,000	1,500,000	2,400,000			13,000	36,000	54,000
Repayment period of MELF loan																				4 years
Financing costs																				300,000
Amortization of deferred financing costs																				$ 47,000	$ 44,000	$ 44,000

Capital Structure (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended			66 Months Ended	102 Months Ended	108 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended		6 Months Ended
	Apr. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Mar. 04, 2011	Dec. 31, 2011 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2005 Series A Preferred Stock [Member]	Aug. 31, 2004 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2006 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Oct. 31, 2008 Series C Preferred Stock [Member]	Sep. 30, 2007 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Apr. 30, 2011 Initial Public Offering [Member]	Dec. 31, 2011 Initial Public Offering [Member]	Jun. 30, 2012 Equity Financing [Member]	Jun. 30, 2012 Equity Financing [Member] Minimum [Member]	Jun. 30, 2012 Equity Financing [Member] Maximum [Member]
Capital Structure [Abstract]
Common stock, shares authorized (in shares)		90,000,000		90,000,000	90,000,000			90,000,000	90,000,000	90,000,000
Common stock, voting rights				Each holder of common stock is entitled to one vote for each share held
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)				1,107,939																			600,000		1,107,939,000
Warrants to purchase common stock (in shares)				1,046,102				1,046,102				11,046													1,046,102,000
Purchase price per security (in dollars per share)				$ 28.3				$ 28.3																	$ 28.3
Proceeds from issuance through private placement				$ 28,900,000																					$ 28,900,000
Gross proceeds from initial public offering					30,000,000
Sale price per share of stock (in dollars per share)		$ 2.95		$ 4.7				$ 4.7	$ 2.95	$ 2.95	$ 26		$ 1.61683			$ 1.82		$ 1.82	$ 1.82					$ 50
Net proceeds received after underwriting fees and offering expenses	25,700,000
Conversion of redeemable convertible preferred stock into shares of common stock (in shares)		566,000		565,196	566,000			565,196	566,000	566,000
Percentage of purchase price entity is obligated to pay investors if registration becomes ineffective (in hundredths)																					1.50%	6.00%				1.50%	6.00%
Percentage of purchase price entity is obligated to pay investors upon failure to satisfy current public information requirements (in hundredths)																						12.00%					12.00%
Preferred stock, shares authorized (in shares)		10,000,000		10,000,000	10,000,000			10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)		0		0	0			0	0	0			3,247,095	20,943,577		27,637,363		11,793,127	18,332,965
Cash proceeds from issuance of preferred stock		0	0	0	0	0	139,960,000	139,960,000		139,960,000			5,200,000	30,100,000		50,000,000		21,400,000	33,200,000
Value of shares issued for conversion of principal and interest on the convertible notes		0	0	0	191,909,000	0	0	191,909,000	191,909,000					3,600,000
Stock issuance costs															$ 200,000		$ 300,000			$ 300,000
Preferred stock, dividend rate (in hundredths)				8.00%

Warrants (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2011	Jun. 30, 2012		Dec. 31, 2011		Mar. 04, 2011	Dec. 31, 2011 Working Capital Note [Member]	Jun. 30, 2012 Equity classified warrants [Member]	Dec. 31, 2011 Equity classified warrants [Member]	Dec. 31, 2010 Equity classified warrants [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued pursuant to March 2011 refinancing of Working Capital Note, expired in March 2016 [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Jun. 30, 2012 Liability classified warrants [Member]	Jun. 30, 2011 Liability classified warrants [Member]	Jun. 30, 2012 Liability classified warrants [Member]	Jun. 30, 2011 Liability classified warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member] Condition 1 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Condition 2 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Condition 3 [Member]	Jun. 30, 2012 Liability classified warrants [Member] Warrants issued pursuant to March 2011 refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2011 Preferred Stock Warrants [Member]
Outstanding warrants to purchase common stock [Abstract]
Number of shares (in shares)				1,046,102			7,068	18,514,000	18,514,000		389,000	389,000	7,068,000	6,449,000	6,449,000	4,608,000	4,608,000	7,068,000	7,068,000	1,064,616,000		1,064,616,000		1,064,616,000				1,046,102,000	1,046,102,000	1,046,102,000	11,046,000
Exercise price (in dollars per share)											$ 23.2	$ 23.2	$ 28.8	$ 234.4	$ 234.4	$ 263.9	$ 263.9	$ 28.8						$ 28.8				$ 28.8	$ 28.8
Expiration											September 2015 through December 2016	September 2015 through December 2016	March 2016	August 2013 through December 2016	August 2013 through December 2016	October 2015 through September 2019	October 2015 through September 2019	March 2016										March 2016	March 2016
Fair value of warrants grants (in dollars per share)								$ 14.9	$ 14.9
Closing price per share of common stock (in dollars per share)		$ 2.95		$ 4.7		$ 26		$ 27.4	$ 27.4
Volatility rate (in hundredths)	65.00%	108.00%		93.80%				64.96%	64.96%
Expected term								5 years	5 years
Risk free interest rate (in hundredths)	2.20%	0.60%		0.70%				2.00%	2.00%
Dividend yield (in hundredths)	0.00%	0.00%		0.00%				0.00%	0.00%
Preferred stock warrants converted in warrants to purchase Common Stock (in shares)				1,046,102			7,068	18,514,000	18,514,000		389,000	389,000	7,068,000	6,449,000	6,449,000	4,608,000	4,608,000	7,068,000	7,068,000	1,064,616,000		1,064,616,000		1,064,616,000				1,046,102,000	1,046,102,000	1,046,102,000	11,046,000
Warrants expiration period				8 years
Change in fair value of common stock warrants										$ 200,000
Non-operating income																				1,200,000	9,500,000	700,000	9,900,000	14,400,000
Number of days to determine volatility		30 days																						30 days
Number of days used to determine volatility by taking arithmetic average		10 days																							10 days	30 days	50 days
Fair value [Abstract]
Calculated aggregate value		1,820,000		2,511,000		16,947,000
Exercise price per share of warrant (in dollars per share)		$ 28.8		$ 28.8		$ 28.8
Closing price per share of common stock (in dollars per share)		$ 2.95		$ 4.7		$ 26		$ 27.4	$ 27.4
Volatility (in hundredths)	65.00%	108.00%		93.80%				64.96%	64.96%
Probability of Fundamental Transaction or Delisting (in hundredths)	48.90%	62.60%		28.90%
Risk free interest rate (in hundredths)	2.20%	0.60%		0.70%				2.00%	2.00%
Dividend yield (in hundredths)	0.00%	0.00%		0.00%				0.00%	0.00%
Net cash settlement value [Abstract]
Calculated aggregate value		$ 2,289,000	[1]	$ 3,596,000	[2]
Exercise price per share of warrant (in dollars per share)		$ 28.8		$ 2.88
Closing price per share of common stock (in dollars per share)		$ 2.95		$ 4.7
Volatility (in hundredths)		172.60%	[3]	151.00%	[4]
Expected term (years)		3 years 8 months 12 days		4 years 2 months 12 days
Risk free interest rate (in hundredths)		0.60%		0.60%
Dividend yield (in hundredths)		0.00%		0.00%

[1]	Represents the net cash settlement value of the warrant as of June 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[2]	Represents the net cash settlement value of the warrant as of December 31, 2011, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[3]	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2012.
[4]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2011.

Stock-based Compensation (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans			2		2
Number of shares available for future grants (in shares)	28,650,000		28,650,000		77,391,000
Number of shares [Abstract]
Outstanding (in shares)			174,874,000
Granted (in shares)			87,184,000
Exercised (in shares)			2,432,000			3,000
Forfeited (in shares)			8,633,000
Outstanding (in shares)	250,993,000		250,993,000		174,874,000
Vested and expected to vest at December 31, 2011 (in shares)	231,148,000		231,148,000
Exercisable at December 31, 2011 (in shares)	52,297,000		52,297,000
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)			$ 16.77
Granted (in dollars per share)			$ 5.66
Exercised (in dollars per share)			$ 4.4
Forfeited (in dollars per share)			$ 22.94
Outstanding (in dollars per share)	$ 12.82		$ 12.82		$ 16.77
Vested and expected to vest at June 30, 2012 (in dollars per share)	$ 13.17		$ 13.17
Exercisable at June 30, 2012 (in dollars per share)	$ 28.29		$ 28.29
Weighted-average remaining contractual term [Abstract]
Outstanding at June 30, 2012			8 years 10 months 24 days		8 years 10 months 24 days
Vested and expected to vest at December 31, 2011			8 years 10 months 24 days
Exercisable at December 31, 2011			7 years 2 months 12 days		7 years 3 months 18 days
Aggregate intrinsic value
Outstanding at June 30, 2012	$ 0		$ 0		$ 63,000
Vested and expected to vest at December 31, 2011	0		0
Exercisable at December 31, 2011	0		0
Stock options issued for purchase of common stock (in shares)			87,184,000
Weighted-average assumptions [Abstract]
Weighted average period for recognizing compensation expense			3 years 2 months 12 days
Employee [Member]
Weighted-average assumptions [Abstract]
Volatility (in hundredths)					78.79%	69.40%	66.20%
Expected term					5 years 6 months	6 years	6 years
Risk free interest rate (in hundredths)					1.37%	2.00%	2.70%
Dividend yield (in hundredths)					0.00%	0.00%	0.00%
Non-employee consultants [Member]
Weighted-average assumptions [Abstract]
Volatility (in hundredths)					88.47%	69.35%
Expected term					5 years	6 years
Risk free interest rate (in hundredths)					0.83%	2.00%
Dividend yield (in hundredths)					0.00%	0.00%
Non-Employee Director [Member]
Weighted-average assumptions [Abstract]
Weighted average period for recognizing compensation expense					3 years 6 months
Maximum [Member] | Non-employee consultants [Member]
Weighted-average assumptions [Abstract]
Weighted average period for recognizing compensation expense					1 year
Stock Options [Member]
Number of shares [Abstract]
Outstanding (in shares)			174,874,000	137,898,000	137,898,000	71,366,000	52,040,000
Granted (in shares)					130,569,000	79,105,000	35,892,000
Exercised (in shares)					(18,735,000)	(3,242,000)	(2,008,000)
Forfeited (in shares)					(74,858,000)	(9,331,000)	(14,558,000)
Outstanding (in shares)					174,874,000	137,898,000	71,366,000
Vested and expected to vest at December 31, 2011 (in shares)					161,975,000
Exercisable at December 31, 2011 (in shares)					45,827,000
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)			$ 16.77	$ 24.89	$ 24.89	$ 10.09	$ 36.3
Granted (in dollars per share)					$ 11.34	$ 36.51	$ 4.4
Exercised (in dollars per share)					$ 4.4	$ 4.4	$ 27.1
Forfeited (in dollars per share)					$ 25.36	$ 17.36	$ 135.47
Outstanding (in dollars per share)					$ 16.77	$ 24.89	$ 10.09
Vested and expected to vest at June 30, 2012 (in dollars per share)					$ 17.06
Exercisable at June 30, 2012 (in dollars per share)					$ 27.35
Weighted-average remaining contractual term [Abstract]
Outstanding at June 30, 2012					7 years 3 months 18 days
Vested and expected to vest at December 31, 2011					8 years 10 months 24 days
Aggregate intrinsic value
Outstanding at June 30, 2012						63,000
Vested and expected to vest at December 31, 2011					57,000
Exercisable at December 31, 2011					6,000
Stock options issued for purchase of common stock (in shares)					130,569,000	79,105,000	35,892,000
Weighted-average assumptions [Abstract]
Stock-based compensation expense	100,000	200,000	200,000	500,000
Unrecognized compensation expense	1,000,000		1,000,000
Stock Options [Member] | Employee [Member]
Aggregate intrinsic value
Fair value of options (in dollars per share)					$ 6.1	$ 36.51	$ 4.4
Weighted-average assumptions [Abstract]
Unrecognized compensation expense					900,000
Stock Options [Member] | Non-employee consultants [Member]
Number of shares [Abstract]
Granted (in shares)					1,000	3,200
Aggregate intrinsic value
Stock options issued for purchase of common stock (in shares)					1,000	3,200
Fair value of options (in dollars per share)					$ 2.9	$ 12.1
Weighted-average assumptions [Abstract]
Stock-based compensation expense					9,000	14,000
Credit recognized due to the decline in per share fair value							66,000
Unrecognized compensation expense					5,000
Stock Options [Member] | Non-Employee Director [Member]
Weighted-average assumptions [Abstract]
Unrecognized compensation expense					26,000
Stock Options [Member] | Employee And Non Employee Director [Member]
Number of shares [Abstract]
Granted (in shares)					129,569	75,905	35,892
Aggregate intrinsic value
Stock options issued for purchase of common stock (in shares)					129,569	75,905	35,892
Weighted-average assumptions [Abstract]
Stock-based compensation expense					700,000	900,000	900,000
Restricted Stock [Member]
Weighted-average assumptions [Abstract]
Stock-based compensation expense	34,000,000	38,000	83,000,000	38,000	100,000	1,000	10,000
Unrecognized compensation expense	400,000		400,000		200,000
Weighted average period for recognizing compensation expense					3 years 1 month 6 days
Number of shares
Nonvested (in shares)			13,988,000	0	0	44,000	320,000
Granted (in shares)			67,863,000		31,096,000	0	0
Vested (in shares)			5,047,000		(2,167,000)	(44,000)	(276,000)
Forfeited (in shares)			960,000		(14,941,000)	0	0
Nonvested (in shares)	75,844,000		75,844,000		13,988,000	0	44,000
Weighted-average grant date fair value
Nonvested (in dollars per share)			$ 24.2	$ 0	$ 0	$ 58	$ 0
Granted (in dollars per share)			$ 6		$ 24.2	$ 0	$ 0
Vested (in dollars per share)			$ 24.2		$ 24.2	$ 58	$ 35.1
Forfeited (in dollars per share)			$ 20.73		$ 24.2	$ 0	$ 0
Nonvested (in dollars per share)	$ 7.95		$ 7.95		$ 24.2	$ 0	$ 58
Unrecognized compensation expense related to restricted stock awards					$ 200,000
2004 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period					4 years
2004 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period					10 years
2010 Stock Incentive and Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period					4 years
2010 Stock Incentive and Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period					10 years

Commitments and Contingencies (Details) (USD $)	3 Months Ended										6 Months Ended		12 Months Ended				66 Months Ended	102 Months Ended	108 Months Ended	12 Months Ended					102 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2011 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2010 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2009 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2006 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2003 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2011 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2011 Wake Forest University Health Sciences (WFUHS) [Member]	Dec. 31, 2007 Wake Forest University Health Sciences (WFUHS) [Member]
Leases and Letters of Credit [Abstract]
Rent expenses under operating lease	$ 37,000				$ 186,000						$ 87,000	$ 376,000	$ 700,000		$ 700,000	$ 700,000		$ 4,600,000
Summarizes future minimum lease payments [Abstract]
2012	498,000	992,000									498,000		992,000					992,000	498,000
2013	1,016,000	1,016,000									1,016,000		1,016,000					1,016,000	1,016,000
2014	1,040,000	1,040,000									1,040,000		1,040,000					1,040,000	1,040,000
2015	1,063,000	1,063,000									1,063,000		1,063,000					1,063,000	1,063,000
2016	276,000	276,000									276,000		276,000					276,000	276,000
Total minimum lease payments	3,893,000	4,387,000	[1]								3,893,000		4,387,000	[1]				4,387,000 [1]	3,893,000
Security and restoration deposits		2,200,000					1,700,000						2,200,000		1,700,000			2,200,000
Security deposit	2,200,000	1,000,000									2,200,000		1,000,000					1,000,000	2,200,000
Remaining security deposit obligation	1,200,000	1,200,000									1,200,000		1,200,000					1,200,000	1,200,000
Commitment to deposit cash related obligation	1,200,000	1,200,000									1,200,000		1,200,000					1,200,000	1,200,000
Number of years for which lease is to be renewed													5 years
Extended lease term													Oct 31, 2016
Payments for rent													200,000
License and Research Agreements [Abstract]
Initial license fee																								200,000
Patent costs recorded as general and administrative expense	1,438,000				2,038,000						2,819,000	3,814,000	7,191,000		6,032,000	5,527,000	23,143,000	41,893,000	44,712,000	200,000	200,000	200,000			2,300,000
Number of development milestones achieved																							2
Research and development	2,789,000	3,714,000		2,837,000	3,397,000	3,345,000	2,743,000	3,543,000	3,253,000	3,316,000	5,483,000	6,742,000	13,293,000		12,855,000	17,948,000	73,761,000	117,857,000	123,340,000				400,000			800,000
Number of subfields for specified aggregate payments																							4
Aggregate milestones payments to be paid based on condition																							6,900,000
Sales milestone payment based on specified condition																							$ 2,000,000
Warrants to purchase common stock (in shares)		1,046,102											1,046,102					1,046,102									320
Exercise price (in dollars per share)																											$ 23.2
Period after which license maintenance fees required to be paid																										2 years
Period for which royalty is to be paid after first sale																										15 years
Maximum period for payment of royalty after expiration of product																										7 years
Extended period of research agreement																										3 years

[1]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Percent of pre-tax income:
U.S. federal statutory income tax rate (in hundredths)	(34.00%)	(34.00%)	(34.00%)
State taxes, net of federal benefit (in hundredths)	(7.20%)	(7.10%)	(6.70%)
Interest expense -revaluation of warrants (in hundredths)	(25.50%)	0.00%	0.00%
Other (in hundredths)	0.80%	(0.50%)	(1.10%)
Valuation allowance (in hundredths)	65.90%	41.60%	41.80%
Effective income tax expense rate (in hundredths)	0.00%	0.00%	0.00%
Deferred tax assets [Abstract]
Net operating loss carryforwards	$ 56,702,000	$ 44,765,000
Research and development credits	5,241,000	4,697,000
Depreciation and amortization	5,198,000	8,148,000
Capitalized start-up costs	14,703,000	12,162,000
Other temporary differences	2,384,000	1,134,000
Gross deferred tax asset	84,228,000	70,906,000
Deferred tax assets valuation allowance	(84,228,000)	(70,906,000)
Total deferred tax assets	0	0
Increase in valuation allowance	13,300,000	12,500,000
Deferred tax asset related to domestic net operating loss carryforwards	8,300,000
Capitalized start-up cost	35,700,000	29,600,000
Amortization period for capitalized start up costs	15 years
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses, expiration dates	2024 to 2031
Research and development credits	5,241,000
Federal net operating losses [Member]
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses	138,631,000
Carryforwards of net operating losses, expiration dates	2023 to 2031
State net operating losses [Member]
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses	$ 153,557,000
Carryforwards of net operating losses, expiration dates	2019 to 2031

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended			12 Months Ended								66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Research and development expense	$ 2,789	$ 3,714	$ 2,837	$ 3,397	$ 3,345	$ 2,743	$ 3,543	$ 3,253	$ 3,316	$ 5,483	$ 6,742		$ 13,293	$ 12,855	$ 17,948						$ 73,761	$ 117,857	$ 123,340
Numerator for basic and diluted et income (loss) per share - net (loss) income attributable to common stockholders	$ (3,319)	$ (13,970)	$ (960)	$ 2,898	$ (7,029)	$ (5,945)	$ (6,715)	$ (6,505)	$ (6,435)	$ (8,268)	$ (4,131)	$ (1,032)	$ (19,061)	$ (25,600)	$ (29,845)	$ (42,393)	$ (30,988)	$ (20,873)	$ (9,627)	$ (2,438)	$ (107,351)	$ (181,857)	$ (190,125)
Per common share information [Abstract]
Basic and diluted net (loss) income per share		$ (5.9)	$ (0.4)	$ 1.21	$ (4.5)	$ (4.8)	$ (5.4)	$ (6.1)	$ (143.3)				$ (0.88)	$ (3.22)	$ (62.95)

Management's Plans to Continue as a Going Concern - 10-Q (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Management's Plans To Continue As A Going Concern [Abstract]
Deficit accumulated during the development stage	$ 238,512	$ 230,244	$ 211,183
Cash settlement value for warrants if delisted	$ 2,300

Basis of Presentation and Reverse Stock Split - 10-Q (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation and Reverse Stock Split [Abstract]
Reverse stock split ratio	10	14.5

Net Income (Loss) Attributable to Common Stockholders Per Share - 10-Q (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended			12 Months Ended								66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Computations of net income (loss) per share [Abstract]
Numerator for basic and diluted et income (loss) per share - net (loss) income attributable to common stockholders	$ (3,319)	$ (13,970)	$ (960)	$ 2,898	$ (7,029)	$ (5,945)	$ (6,715)	$ (6,505)	$ (6,435)	$ (8,268)	$ (4,131)	$ (1,032)	$ (19,061)	$ (25,600)	$ (29,845)	$ (42,393)	$ (30,988)	$ (20,873)	$ (9,627)	$ (2,438)	$ (107,351)	$ (181,857)	$ (190,125)
Denominator for basic net income (loss) attributable to common stockholders per share - weighted-average common shares outstanding (in shares)	2,373,000			2,349,000						2,371,000	1,930,000
Effect of dilutive securities:
Dilutive potential common shares (in shares)	0			48,000						0	0
Denominator for diluted net income (loss) attributable to common stockholders per share - weighted-average number of common shares outstanding and dilutive potential common shares (in shares)	2,373,000			2,397,000						2,371,000	1,930,000
Basic net income (loss) attributable to common stockholders per share (in dollars per shares)	$ (1.4)			$ 1.23						$ (3.49)	$ (2.14)
Diluted net income (loss) attributable to common stockholders per share (in dollars per share)	$ (1.4)			$ 1.21						$ (3.49)	$ (2.14)
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)													0	0	81,954,127
Shares underlying warrants outstanding [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,064,616,000			1,064,616,000						1,064,616,000	1,064,616,000		1,064,616,000	11,435,000	160,544,000
Shares underlying options outstanding [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	250,993,000			124,567,000						250,993,000	151,753,000		174,874,000	137,898,000	71,366,000
Unvested restricted stock [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	75,844,000			0						75,844,000	22,295,000		13,988,000	0	432,000
Stock Options [Member]
Effect of dilutive securities:
Effect of dilutive securities (in shares)	0			20,000						0	0
Restricted Stock [Member]
Effect of dilutive securities:
Effect of dilutive securities (in shares)	0			28,000						0	0

Supplemental Cash Flow Information - 10-Q (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended				66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2004	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Noncash investing and financing activities: [Abstract]
Conversion of note principal to redeemable convertible preferred stock	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,562	$ 3,562	$ 3,562
Convertible note issued to initial stockholder for consulting expense	0	0	0	0	0		210	210	210
Fair value of warrants issued with issuance of long term debt	0	105	105	0	9		2,176	2,290	2,290
Fair value of warrants issued with sale of common stock	0	16,947	(16,947)	0	0		0	(16,947)	16,947
Conversion of redeemable convertible preferred stock into 5,652 shares of common stock	0	0	0	191,909	0		0	191,909	191,909
Conversion of warrant liability	$ 0	$ 0	$ 0	$ 123	$ 0		$ 0	$ 123	$ 123
Conversion of redeemable convertible preferred stock into shares of common stock (in shares)	566,000		565,196	566,000				565,196	566,000

Short-term Investments and Fair Value of Financial Instruments - 10-Q (Details) (USD $)	6 Months Ended															12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Warrant liability [Member]	Dec. 31, 2011 Warrant liability [Member]	Jun. 30, 2012 Quoted prices in active markets for identical assets (Level 1) [Member]	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) [Member]	Dec. 31, 2010 Quoted prices in active markets for identical assets (Level 1) [Member]	Jun. 30, 2012 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Jun. 30, 2012 Significant other observable inputs (Level 2) [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member]	Dec. 31, 2010 Significant other observable inputs (Level 2) [Member]	Jun. 30, 2012 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member]	Dec. 31, 2010 Significant unobservable inputs (Level 3) [Member]	Jun. 30, 2012 Significant unobservable inputs (Level 3) [Member]	Jun. 30, 2012 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]
Short-term Investments and Financial Instruments [Abstract]
Short-term investments		$ 6,100,000	$ 0
Number of levels	3
Assets:
Cash and cash equivalents	3,689,000	9,244,000	11,972,000			3,689,000	9,244,000	11,972,000			0	0	0			0	0	0
Short-term investments	0	6,066,000				0	6,066,000				0	0				0		0
Total fair value of assets	3,689,000	15,310,000				3,689,000	15,310,000				0	0				0		0
Liabilities:
Warrant liability				1,820,000	2,511,000				0	0				0	0				1,820,000	2,511,000
Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	2,511,000															0	314,000
Change in fair value of warrant liability	(691,000)															14,436,000	191,000
Balance	$ 1,820,000															$ 2,511,000	$ 0

Restructuring Expenses - 10-Q (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended								3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Research and development expense [Member]	Dec. 31, 2009 Research and development expense [Member]	Dec. 31, 2011 General and administrative expense [Member]	Dec. 31, 2009 General and administrative expense [Member]	Dec. 31, 2011 Accrued Severance Benefits [Member]	Dec. 31, 2010 Accrued Severance Benefits [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Research and development expense [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] General and administrative expense [Member]	Jun. 30, 2012 2011 Restructuring Plan [Member] Accrued Severance Benefits [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Accrued Severance Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Personnel-related termination costs	$ 1,700	$ 900	$ 800	$ 600	$ 900	$ 300			$ 1,700	$ 800	$ 900
Summarizes activity related to accrued severance benefits [Abstract]
Balance at December 31, 2011							1,774	0				1,544
Net Charges paid												(1,382)	1,716
Balance at June 30, 2012							$ 1,774	$ 0				$ 162	$ 1,544

Lease Liability - 10-Q (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity related to lease liability [Abstract]
Balance at December 31, 2011	$ 1,682	$ 0
Charges utilized	(397)
Additional charges to operations	92	96
Balance at June 30, 2012	1,377	1,682
Less current portion	699	739	0
Lease liability	678	943	0
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years	5 years
Activity related to lease liability [Abstract]
Balance at December 31, 2011	828	0
Charges utilized	(119)
Additional charges to operations	47	88
Balance at June 30, 2012	756	828
Less current portion	229	225
Lease liability	527	603
Office and manufacturing space [Member]
Activity related to lease liability [Abstract]
Balance at December 31, 2011	854	0
Charges utilized	(278)
Additional charges to operations	45	8
Balance at June 30, 2012	621	854
Less current portion	470	514
Lease liability	$ 151	$ 340

Debt - 10-Q (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Total debt outstanding [Abstract]
Total debt	$ 3,948		$ 3,948		$ 4,987	$ 8,601
Unamortized debt discount	(104)		(104)		(139)	(148)
Less current portion	2,404		2,404		2,205	4,016
Total debt excluding current portion	1,544		1,544		2,782	4,585
Interest expense	200	200	300	500
Equipment and Supplemental Working Capital Notes [Member]
Total debt outstanding [Abstract]
Total debt	0		0		126	1,015
Working Capital Note [Member]
Total debt outstanding [Abstract]
Total debt	$ 4,052		$ 4,052		$ 5,000	$ 7,257

Capital Structure - 10-Q (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Apr. 30, 2011 Initial Public Offering [Member]	Jun. 30, 2012 Equity Financing [Member]	Jun. 30, 2012 Equity Financing [Member] Minimum [Member]	Jun. 30, 2012 Equity Financing [Member] Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)	1,107,939			600,000	1,107,939,000
Warrants to purchase common stock (in shares)	1,046,102				1,046,102,000
Proceeds from issuance through private placement	$ 28,900				$ 28,900
Purchase price per security (in dollars per share)	$ 28.3				$ 28.3
Entity obligate to pay investors if fails to meet legal requirement to registrant statement (in hundredths)		1.50%	6.00%			1.50%	6.00%
Entity obligate to pay investors if fails to satisfy current public information requirement (in hundredths)			12.00%				12.00%

Warrants - 10-Q (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2011	Jun. 30, 2012		Dec. 31, 2011		Mar. 04, 2011	Jun. 30, 2012 Equity classified warrants [Member]	Dec. 31, 2011 Equity classified warrants [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued pursuant to March 2011 refinancing of Working Capital Note, expired in March 2016 [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Jun. 30, 2012 Equity classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Jun. 30, 2012 Liability classified warrants [Member]	Jun. 30, 2011 Liability classified warrants [Member]	Jun. 30, 2012 Liability classified warrants [Member]	Jun. 30, 2011 Liability classified warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member]	Jun. 30, 2012 Liability classified warrants [Member] Warrants issued pursuant to March 2011 refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]
Outstanding warrants to purchase common stock [Abstract]
Number of shares (in shares)				1,046,102			18,514,000	18,514,000	389,000	389,000	7,068,000	6,449,000	6,449,000	4,608,000	4,608,000	7,068,000	7,068,000	1,064,616,000		1,064,616,000		1,064,616,000	1,046,102,000	1,046,102,000	1,046,102,000
Exercise price (in dollars per share)									$ 23.2	$ 23.2	$ 28.8	$ 234.4	$ 234.4	$ 263.9	$ 263.9	$ 28.8						$ 28.8	$ 28.8	$ 28.8
Expiration									September 2015 through December 2016	September 2015 through December 2016	March 2016	August 2013 through December 2016	August 2013 through December 2016	October 2015 through September 2019	October 2015 through September 2019	March 2016							March 2016	March 2016
Fair value of warrants grants (in dollars per share)							$ 14.9	$ 14.9
Closing price per share of common stock (in dollars per share)		$ 2.95		$ 4.7		$ 26	$ 27.4	$ 27.4
Volatility rate (in hundredths)	65.00%	108.00%		93.80%			64.96%	64.96%
Expected term							5 years	5 years
Risk free interest rate (in hundredths)	2.20%	0.60%		0.70%			2.00%	2.00%
Dividend yield (in hundredths)	0.00%	0.00%		0.00%			0.00%	0.00%
Warrants expiration period																			Mar 4, 2016
Non-operating income (expense)																		$ 1,200	$ 9,500	$ 700	$ 9,900	$ 14,400
Number of days to determine volatility		30 days																				30 days
Number of days used to determine volatility by taking arithmetic average, condition one		10 days
Number of days used to determine volatility by taking arithmetic average, condition two		30 days
Number of days used to determine volatility by taking arithmetic average, condition three		50 days
Fair value [Abstract]
Calculated aggregate value		1,820		2,511		16,947
Exercise price per share of warrant (in dollars per share)		$ 28.8		$ 28.8		$ 28.8
Closing price per share of common stock (in dollars per share)		$ 2.95		$ 4.7		$ 26	$ 27.4	$ 27.4
Volatility (in hundredths)	65.00%	108.00%		93.80%			64.96%	64.96%
Probability of Fundamental Transaction or Delisting (in hundredths)	48.90%	62.60%		28.90%
Risk free interest rate (in hundredths)	2.20%	0.60%		0.70%			2.00%	2.00%
Dividend yield (in hundredths)	0.00%	0.00%		0.00%			0.00%	0.00%
Net cash settlement value [Abstract]
Calculated aggregate value		$ 2,289	[1]	$ 3,596	[2]
Exercise price per share of warrant (in dollars per share)		$ 28.8		$ 2.88
Closing price per share of common stock (in dollars per share)		$ 2.95		$ 4.7
Volatility (in hundredths)		172.60%	[3]	151.00%	[4]
Expected term (years)		3 years 8 months 12 days		4 years 2 months 12 days
Risk free interest rate (in hundredths)		0.60%		0.60%
Dividend yield (in hundredths)		0.00%		0.00%

[1]	Represents the net cash settlement value of the warrant as of June 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[2]	Represents the net cash settlement value of the warrant as of December 31, 2011, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[3]	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2012.
[4]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2011.

Stock-Based Compensation - 10-Q (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans			2		2
Number of shares available for future grants (in shares)	28,650,000		28,650,000		77,391,000
Number of shares [Abstract]
Outstanding (in shares)			174,874,000
Granted (in shares)			87,184,000
Exercised (in shares)			2,432,000			3,000
Forfeited (in shares)			8,633,000
Outstanding (in shares)	250,993,000		250,993,000		174,874,000
Vested and expected to vest at June 30, 2012 (in shares)	231,148,000		231,148,000
Exercisable at June 30, 2012 (in shares)	52,297,000		52,297,000
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)			$ 16.77
Granted (in dollars per share)			$ 5.66
Exercised (in dollars per share)			$ 4.4
Forfeited (in dollars per share)			$ 22.94
Outstanding (in dollars per share)	$ 12.82		$ 12.82		$ 16.77
Vested and expected to vest at June 30, 2012 (in dollars per share)	$ 13.17		$ 13.17
Exercisable at June 30, 2012 (in dollars per share)	$ 28.29		$ 28.29
Weighted-average remaining contractual term [Abstract]
Outstanding at December 31, 2011			8 years 10 months 24 days		8 years 10 months 24 days
Outstanding at June 30, 2012			8 years 10 months 24 days		8 years 10 months 24 days
Vested and expected to vest at June 30, 2012			8 years 10 months 24 days
Exercisable at June 30, 2012			7 years 2 months 12 days		7 years 3 months 18 days
Aggregate intrinsic value
Outstanding at December 31, 2011			$ 63,000
Outstanding at June 30, 2012	0		0		63,000
Vested and expected to vest at June 30, 2012	0		0
Exercisable at June 30, 2012	0		0
Weighted-average grant date fair value
Weighted average period for recognizing compensation expense			3 years 2 months 12 days
Non-Employee Director [Member]
Weighted-average grant date fair value
Weighted average period for recognizing compensation expense					3 years 6 months
Stock Options [Member]
Number of shares [Abstract]
Outstanding (in shares)			174,874,000	137,898,000	137,898,000	71,366,000	52,040,000
Granted (in shares)					130,569,000	79,105,000	35,892,000
Exercised (in shares)					(18,735,000)	(3,242,000)	(2,008,000)
Forfeited (in shares)					(74,858,000)	(9,331,000)	(14,558,000)
Outstanding (in shares)					174,874,000	137,898,000	71,366,000
Vested and expected to vest at June 30, 2012 (in shares)					161,975,000
Exercisable at June 30, 2012 (in shares)					45,827,000
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)			$ 16.77	$ 24.89	$ 24.89	$ 10.09	$ 36.3
Granted (in dollars per share)					$ 11.34	$ 36.51	$ 4.4
Exercised (in dollars per share)					$ 4.4	$ 4.4	$ 27.1
Forfeited (in dollars per share)					$ 25.36	$ 17.36	$ 135.47
Outstanding (in dollars per share)					$ 16.77	$ 24.89	$ 10.09
Vested and expected to vest at June 30, 2012 (in dollars per share)					$ 17.06
Exercisable at June 30, 2012 (in dollars per share)					$ 27.35
Weighted-average remaining contractual term [Abstract]
Outstanding at December 31, 2011					7 years 3 months 18 days
Outstanding at June 30, 2012					7 years 3 months 18 days
Vested and expected to vest at June 30, 2012					8 years 10 months 24 days
Aggregate intrinsic value
Outstanding at December 31, 2011				63,000	63,000
Outstanding at June 30, 2012						63,000
Vested and expected to vest at June 30, 2012					57,000
Exercisable at June 30, 2012					6,000
Stock-based compensation expense	100,000	200,000	200,000	500,000
Weighted-average grant date fair value
Unrecognized compensation expense related to unvested employee stock options	1,000,000		1,000,000
Stock Options [Member] | Non-Employee Director [Member]
Weighted-average grant date fair value
Unrecognized compensation expense related to unvested employee stock options					26,000
Restricted Stock [Member]
Aggregate intrinsic value
Stock-based compensation expense	34,000,000	38,000	83,000,000	38,000	100,000	1,000	10,000
Number of shares
Nonvested (in shares)			13,988,000	0	0	44,000	320,000
Granted (in shares)			67,863,000		31,096,000	0	0
Vested (in shares)			5,047,000		(2,167,000)	(44,000)	(276,000)
Forfeited (in shares)			960,000		(14,941,000)	0	0
Nonvested (in shares)	75,844,000		75,844,000		13,988,000	0	44,000
Weighted-average grant date fair value
Nonvested (in dollars per share)			$ 24.2	$ 0	$ 0	$ 58	$ 0
Granted (in dollars per share)			$ 6		$ 24.2	$ 0	$ 0
Vested (in dollars per share)			$ 24.2		$ 24.2	$ 58	$ 35.1
Forfeited (in dollars per share)			$ 20.73		$ 24.2	$ 0	$ 0
Nonvested (in dollars per share)	$ 7.95		$ 7.95		$ 24.2	$ 0	$ 58
Unrecognized compensation expense related to unvested employee stock options	$ 400,000		$ 400,000		$ 200,000
Weighted average period for recognizing compensation expense					3 years 1 month 6 days
2004 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			10 years
2004 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			4 years
2010 Stock Incentive and Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			10 years
2010 Stock Incentive and Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			4 years

Commitments and Contingencies - 10-Q (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				102 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Rent expenses under operating lease	$ 37	$ 186	$ 87	$ 376	$ 700		$ 700	$ 700	$ 4,600
Summarizes future minimum lease payments [Abstract]
2012	498		498		992				992
2013	1,016		1,016		1,016				1,016
2014	1,040		1,040		1,040				1,040
2015	1,063		1,063		1,063				1,063
2016	276		276		276				276
Total minimum lease payments	3,893		3,893		4,387	[1]			4,387 [1]
Security and restoration deposits	2,200		2,200		1,000				1,000
Remaining security deposit obligation	1,200		1,200		1,200				1,200
Commitment to deposit cash related obligation	$ 1,200		$ 1,200		$ 1,200				$ 1,200

[1]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.